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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado  80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.4%
$1,465,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	$1,605,117
1,284,000	Commercial Mortgage Pass Through Certificates 6.0075%, 12/10/49‡	1,385,241
1,377,170	DBUBS Mortgage Trust 3.7420%, 6/1/17 (144A)	1,412,743
1,282,000	FREMF Mortgage Trust 4.7267%, 1/25/21 (144A)‡	1,180,185
809,000	FREMF Mortgage Trust 5.3323%, 4/25/21 (144A)‡	776,064
1,806,000	FREMF Mortgage Trust 4.9362%, 4/25/44 (144A)‡	1,805,377
2,009,000	FREMF Mortgage Trust 4.8868%, 7/25/44 (144A)‡	1,829,076
1,333,000	GS Mortgage Securities Corp. II 5.5600%, 11/10/39	1,408,661
2,050,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	2,050,818
890,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	970,897
1,514,000	JPMorgan Chase Commercial Mortgage Securities Corp. 4.3110%, 8/5/32 (144A)	1,506,657
883,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0720%, 4/15/45‡	970,580
1,315,000	Morgan Stanley Capital I 3.8840%, 2/15/16 (144A)	1,357,246
1,000,000	Oxbow Resources LLC 4.9690%, 5/1/36 (144A)	1,020,000
701,000	SLM Student Loan Trust 4.3700%, 4/17/28 (144A)	742,522
807,000	SLM Student Loan Trust 2.7290%, 1/15/43 (144A)‡	800,953
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $20,703,650)		20,822,137
Bank Loans — 0.8%
Aerospace and Defense — 0.1%
1,912,925	TransDigm, Inc. 4.0000%, 2/14/17‡	1,866,594
Auction House - Art Dealer — 0.1%
1,218,000	ADESA, Inc. 5.0000%, 5/19/17‡	1,175,370
Data Processing and Management — 0%
476,400	Fidelity National Information 5.2500%, 7/18/16‡	474,814
Electric - Generation — 0.1%
1,268,625	AES Corp. 4.2500%, 6/1/18‡	1,238,723
Food - Miscellaneous/Diversified — 0.2%
3,355,000	Del Monte Foods Co. 4.5000%, 3/8/18‡	3,111,762
Retail - Apparel and Shoe — 0.1%
1,043,788	PVH Corp. 3.5000%, 5/6/16‡	1,036,116
Retail - Restaurants — 0.1%
2,694,631	DineEquity, Inc. 4.2500%, 10/19/17‡	2,603,391
Telecommunication Equipment — 0.1%
816,952	CommScope, Inc. 5.0000%, 1/14/18‡	800,107
Total Bank Loans (cost $12,759,190)		12,306,877
Common Stock — 51.1%
Aerospace and Defense — 1.3%
341,570	Boeing Co.	20,668,401
Agricultural Chemicals — 1.1%
125,420	Mosaic Co.	6,141,817
192,889	Syngenta A.G. (ADR)	10,005,153
		16,146,970
Apparel Manufacturers — 0.6%
188,680	Coach, Inc.	9,779,284
Athletic Footwear — 1.6%
288,779	NIKE, Inc. - Class B	24,693,492
Automotive - Cars and Light Trucks — 0.6%
172,060	Daimler A.G.	7,630,861
192,995	Ford Motor Co.*	1,866,262
		9,497,123
Cable/Satellite Television — 1.5%
218,098	DIRECTV - Class A*	9,214,640
209,585	Time Warner Cable, Inc. - Class A	13,134,692
		22,349,332
Casino Hotels — 1.0%
259,780	Las Vegas Sands Corp.*	9,959,965
615,335	MGM Mirage*	5,716,462
		15,676,427
Chemicals - Diversified — 2.2%
658,255	E.I. du Pont de Nemours & Co.	26,310,452
280,380	LyondellBasell Industries N.V.	6,849,684
		33,160,136
Commercial Banks — 2.6%
527,715	CIT Group, Inc.*	16,026,704
194,215	ICICI Bank, Ltd. (ADR)	6,743,145
439,240	Itau Unibanco Holding S.A. (ADR)	6,817,005
541,254	Standard Chartered PLC**	10,801,783
		40,388,637
Commercial Services - Finance — 1.4%
42,470	MasterCard, Inc. - Class A	13,469,785
559,796	Western Union Co.	8,559,281
		22,029,066
Computer Services — 0.6%
150,980	Cognizant Technology Solutions Corp.*	9,466,446
Computers — 1.3%
51,316	Apple, Inc.*	19,560,633
Computers - Integrated Systems — 0.7%
195,240	Teradata Corp.*	10,451,197
Computers - Memory Devices — 0.8%
377,495	NetApp, Inc.*	12,812,180
Cosmetics and Toiletries — 0.4%
66,220	Estee Lauder Cos., Inc. - Class A	5,816,765
Diversified Banking Institutions — 1.8%
314,035	Credit Suisse Group A.G. (ADR)	8,240,278
1,421,816	Morgan Stanley	19,194,516
		27,434,794
E-Commerce/Services — 1.6%
656,529	eBay, Inc.*	19,361,040
39,980	Netflix, Inc.*	4,524,137
		23,885,177
Electronic Components - Miscellaneous — 0.7%
379,230	TE Connectivity, Ltd. (U.S. Shares)	10,671,532
Electronic Components – Semiconductors — 0.5%
132,565	Microchip Technology, Inc.	4,124,097
388,060	ON Semiconductor Corp.*	2,782,390
		6,906,487
Electronic Connectors — 0.5%
194,053	Amphenol Corp. - Class A	7,911,541
Enterprise Software/Services — 2.0%
1,094,685	Oracle Corp.	31,461,247
Finance - Other Services — 1.0%
640,032	NYSE Euronext	14,874,344
Hotels and Motels — 0.7%
417,575	Marriott International, Inc. - Class A	11,374,743
Investment Management and Advisory Services — 0.8%
1,051,535	Blackstone Group L.P.	12,597,389
Life and Health Insurance — 0.2%
381,995	Prudential PLC**	3,269,168
Machinery - Farm — 0.3%
71,530	Deere & Co.	4,618,692
Medical - Biomedical and Genetic — 1.9%
245,768	Celgene Corp.*	15,217,955
351,410	Gilead Sciences, Inc.*	13,634,708
		28,852,663
Medical - Drugs — 3.8%
94,465	Allergan, Inc.	7,782,027
606,794	Bristol-Myers Squibb Co.	19,041,196
148,375	Endo Pharmaceuticals Holdings, Inc.*	4,153,016
659,980	Pfizer, Inc.	11,668,446
128,110	Shire PLC (ADR)	12,033,372
122,825	Valeant Pharmaceuticals International, Inc.	4,559,264
		59,237,321
Medical - Generic Drugs — 0.8%
753,895	Mylan, Inc.*	12,816,215
Metal - Copper — 0.7%
359,773	Freeport-McMoRan Copper & Gold, Inc. - Class B	10,955,088
Metal Processors and Fabricators — 0.4%
38,675	Precision Castparts Corp.	6,012,416
Oil - Field Services — 0.6%
94,925	Baker Hughes, Inc.	4,381,738
143,345	Halliburton Co.	4,374,889
		8,756,627
Oil Companies - Exploration and Production — 1.7%
473,230	Canadian Natural Resources, Ltd.	13,851,442
170,318	Occidental Petroleum Corp.	12,177,737
		26,029,179
Oil Companies - Integrated — 2.7%
229,205	Chevron Corp.	21,206,047
373,135	Hess Corp.	19,574,662
		40,780,709
Pharmacy Services — 0.8%
345,005	Express Scripts, Inc. - Class A*	12,789,335
Pipelines — 0.6%
245,290	Enterprise Products Partners L.P.	9,848,394
Retail - Major Department Stores — 0.5%
151,470	Nordstrom, Inc.	6,919,150
Retail - Restaurants — 0.8%
143,735	McDonald's Corp.	12,622,808
Super-Regional Banks — 1.0%
674,115	U.S. Bancorp.	15,868,667
Telephone - Integrated — 0.2%
107,439	CenturyLink, Inc.	3,558,380
Television — 1.5%
1,129,731	CBS Corp. - Class B	23,023,918
Tobacco — 2.2%
460,350	Altria Group, Inc.	12,341,984
339,830	Philip Morris International, Inc.**	21,198,595
		33,540,579
Toys — 1.0%
621,075	Mattel, Inc.	16,079,632
Transportation - Railroad — 2.1%
97,402	Canadian National Railway Co. (U.S. Shares)	6,485,025
316,148	Union Pacific Corp.	25,819,807
		32,304,832
Total Common Stock (cost $763,056,747)		787,497,116
Corporate Bonds — 31.6%
Advertising Services — 0.1%
369,000	WPP Finance UK 5.8750%, 6/15/14**	398,853
1,493,000	WPP Finance UK 8.0000%, 9/15/14**	1,689,750
		2,088,603
Agricultural Chemicals — 0.5%
3,965,000	CF Industries, Inc. 6.8750%, 5/1/18	4,425,931
1,498,000	CF Industries, Inc. 7.1250%, 5/1/20	1,705,848
1,020,000	Incitec Pivot, Ltd. 4.0000%, 12/7/15 (144A)	1,039,678
		7,171,457
Apparel Manufacturers — 0.1%
1,504,000	Hanesbrands, Inc. 3.7695%, 12/15/14‡	1,470,160
Automotive - Cars and Light Trucks — 0.2%
2,614,000	Daimler Finance North America LLC 6.5000%, 11/15/13	2,869,950
Beverages - Non-Alcoholic — 0.7%
5,780,000	Coca-Cola Co. 0.7500%, 11/15/13	5,771,058
3,930,000	Coca-Cola Co. 1.5000%, 11/15/15	3,966,396
941,000	PepsiCo, Inc. 3.7500%, 3/1/14	1,004,807
		10,742,261
Beverages - Wine and Spirits — 0.7%
9,472,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	10,381,814
Brewery — 0.1%
2,154,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	2,169,336
Building - Residential and Commercial — 0.1%
1,302,000	MDC Holdings, Inc. 5.3750%, 12/15/14	1,384,763
Building Products - Cement and Aggregate — 0.2%
726,000	CRH America, Inc. 4.1250%, 1/15/16	730,977
398,000	CRH America, Inc. 5.7500%, 1/15/21	410,132
2,334,000	Hanson, Ltd. 6.1250%, 8/15/16**	2,345,670
		3,486,779
Cable/Satellite Television — 0.3%
1,808,000	Comcast Corp. 5.1500%, 3/1/20	2,040,684
829,000	Time Warner Cable, Inc. 4.0000%, 9/1/21	810,694
1,028,000	Time Warner Cable, Inc. 5.5000%, 9/1/41	1,016,083
		3,867,461
Chemicals - Diversified — 0.8%
8,759,000	LBI Escrow Corp. 8.0000%, 11/1/17 (144A)	9,437,823
3,061,000	Lyondell Chemical Co. 11.0000%, 5/1/18	3,305,880
		12,743,703
Chemicals - Specialty — 0.1%
1,820,000	Ashland, Inc. 9.1250%, 6/1/17	2,013,375
Coatings and Paint Products — 0.3%
2,702,000	RPM International, Inc. 6.1250%, 10/15/19	2,917,976
2,163,000	Sherwin-Williams Co. 3.1250%, 12/15/14	2,284,846
		5,202,822
Commercial Banks — 2.3%
861,000	Abbey National Treasury Services PLC 1.8321%, 4/25/14**,‡	820,297
1,206,000	Abbey National Treasury Services PLC 4.0000%, 4/27/16**	1,113,307
5,121,000	American Express Bank FSB 5.5000%, 4/16/13	5,406,230
6,628,000	Bank of Montreal 2.6250%, 1/25/16 (144A)	6,920,984
2,963,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	2,866,703
1,845,894	CIT Group, Inc. 7.0000%, 5/1/14	1,882,812
2,273,000	Credit Suisse New York 5.0000%, 5/15/13	2,349,209
2,931,000	HSBC Bank USA NA 4.8750%, 8/24/20	2,748,879
803,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15**	755,189
2,338,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16**	2,235,586
2,462,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A)**	2,441,337
2,560,000	SVB Financial Group 5.3750%, 9/15/20	2,660,664
2,796,000	Zions Bancorp. 7.7500%, 9/23/14	2,947,602
		35,148,799
Commercial Services - Finance — 0.7%
7,806,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	8,763,414
1,958,000	Western Union Co. 3.6500%, 8/22/18	1,976,004
		10,739,418
Computers - Memory Devices — 0.3%
2,578,000	Seagate Technology 6.3750%, 10/1/11	2,578,000
2,128,000	Seagate Technology 10.0000%, 5/1/14 (144A)	2,383,360
		4,961,360
Data Processing and Management — 0.2%
1,666,000	Fiserv, Inc. 3.1250%, 10/1/15	1,695,891
816,000	Fiserv, Inc. 3.1250%, 6/15/16	825,845
816,000	Fiserv, Inc. 4.7500%, 6/15/21	849,543
		3,371,279
Diversified Banking Institutions — 2.1%
2,205,000	Bank of America Corp. 4.5000%, 4/1/15	2,089,775
1,019,000	Bank of America Corp. 3.6250%, 3/17/16	927,607
1,005,000	Bank of America Corp. 5.0000%, 5/13/21	896,615
1,730,000	Citigroup, Inc. 5.6250%, 8/27/12	1,761,588
819,000	Citigroup, Inc. 5.5000%, 4/11/13	842,936
5,295,000	Citigroup, Inc. 5.0000%, 9/15/14	5,193,119
1,000,000	Citigroup, Inc. 4.8750%, 5/7/15	999,208
664,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	650,110
2,028,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	1,974,410
1,385,000	Goldman Sachs Group, Inc. 5.3750%, 3/15/20	1,375,409
2,259,000	Goldman Sachs Group, Inc. 5.2500%, 7/27/21	2,228,537
2,400,000	JPMorgan Chase & Co. 6.0000%, 1/15/18	2,672,717
1,403,000	JPMorgan Chase & Co. 4.4000%, 7/22/20	1,419,468
2,299,000	JPMorgan Chase & Co. 4.2500%, 10/15/20	2,304,449
833,000	Morgan Stanley 5.3000%, 3/1/13	839,956
1,713,000	Morgan Stanley 4.0000%, 7/24/15	1,614,684
1,498,000	Morgan Stanley 3.4500%, 11/2/15	1,379,582
3,469,000	Morgan Stanley 5.6250%, 9/23/19	3,254,168
		32,424,338
Diversified Financial Services — 1.3%
3,272,000	American Express Travel Related Services Co., Inc. 5.2500%, 11/21/11 (144A)	3,288,658
1,104,000	General Electric Capital Corp. 4.8000%, 5/1/13	1,159,434
1,580,000	General Electric Capital Corp. 5.9000%, 5/13/14	1,727,294
5,971,000	General Electric Capital Corp. 6.0000%, 8/7/19	6,721,220
4,409,000	General Electric Capital Corp. 5.5000%, 1/8/20	4,809,046
2,704,000	General Electric Capital Corp. 4.6250%, 1/7/21	2,806,355
		20,512,007
Diversified Minerals — 0.3%
985,000	Teck Resources, Ltd. 7.0000%, 9/15/12	1,032,357
870,000	Teck Resources, Ltd. 9.7500%, 5/15/14	1,031,159
2,150,000	Teck Resources, Ltd. 10.2500%, 5/15/16	2,527,540
		4,591,056
Diversified Operations — 0.9%
2,118,000	3M Co. 1.3750%, 9/29/16	2,106,544
1,373,000	Danaher Corp. 2.3000%, 6/23/16	1,406,526
2,619,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	2,601,720
2,735,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	2,739,428
4,261,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	4,464,880
541,000	Tyco International Finance S.A. 4.1250%, 10/15/14	575,134
		13,894,232
Diversified Operations - Commercial Services — 0.1%
1,650,000	ARAMARK Corp. 8.5000%, 2/1/15	1,670,625
Electric - Generation — 0%
531,000	AES Corp. 7.7500%, 10/15/15	538,965
Electric - Integrated — 1.1%
1,314,000	CMS Energy Corp. 1.1993%, 1/15/13‡	1,287,720
2,507,000	CMS Energy Corp. 4.2500%, 9/30/15	2,466,585
1,884,000	CMS Energy Corp. 5.0500%, 2/15/18	1,861,119
788,000	Florida Power Corp. 3.1000%, 8/15/21	789,448
762,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	802,296
339,000	Pacific Gas & Electric Co. 3.2500%, 9/15/21	335,355
1,152,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)**	1,207,624
1,564,000	Public Service Co. of Colorado 3.2000%, 11/15/20	1,591,497
336,000	San Diego Gas & Electric Co. 3.0000%, 8/15/21	339,491
1,870,000	Virginia Electric and Power Co. 5.1000%, 11/30/12	1,959,094
671,000	Wisconsin Electric Power Co. 2.9500%, 9/15/21	669,384
2,796,000	Xcel Energy, Inc. 4.7000%, 5/15/20	3,125,467
		16,435,080
Electronic Components – Semiconductors — 1.0%
2,754,000	National Semiconductor Corp. 6.1500%, 6/15/12	2,832,252
4,281,000	National Semiconductor Corp. 3.9500%, 4/15/15	4,586,942
2,523,000	National Semiconductor Corp. 6.6000%, 6/15/17	3,009,921
398,000	Texas Instruments, Inc. 0.8750%, 5/15/13	399,291
2,128,000	Texas Instruments, Inc. 1.3750%, 5/15/14	2,151,061
1,646,000	Texas Instruments, Inc. 2.3750%, 5/16/16	1,687,858
		14,667,325
Electronic Connectors — 0.3%
3,892,000	Amphenol Corp. 4.7500%, 11/15/14	4,126,298
Electronic Measuring Instruments — 0.2%
823,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	834,703
2,065,000	FLIR Systems, Inc. 3.7500%, 9/1/16	2,055,935
		2,890,638
Electronics - Military — 0.7%
7,155,000	L-3 Communications Corp. 6.3750%, 10/15/15	7,307,044
883,000	L-3 Communications Corp. 5.2000%, 10/15/19	931,673
2,571,000	L-3 Communications Corp. 4.7500%, 7/15/20	2,660,777
		10,899,494
Engineering - Research and Development Services — 0.1%
2,268,000	Fluor Corp. 3.3750%, 9/15/21	2,267,392
Enterprise Software/Services — 0.2%
2,025,000	BMC Software, Inc. 7.2500%, 6/1/18	2,428,605
Finance - Auto Loans — 0.6%
1,309,000	Ford Motor Credit Co. LLC 7.2500%, 10/25/11	1,310,634
1,646,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	1,678,719
1,346,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	1,427,033
2,084,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	2,170,086
2,616,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	2,526,836
		9,113,308
Finance - Consumer Loans — 0.2%
690,000	John Deere Capital Corp. 3.9000%, 7/12/21	744,775
1,656,000	SLM Corp. 6.2500%, 1/25/16	1,625,420
		2,370,195
Finance - Credit Card — 0.2%
2,434,000	American Express Co. 6.8000%, 9/1/66‡	2,357,938
Finance - Investment Bankers/Brokers — 1.1%
1,581,000	Jefferies Group, Inc. 3.8750%, 11/9/15	1,547,377
2,887,000	Jefferies Group, Inc. 5.1250%, 4/13/18	2,703,687
2,790,000	Jefferies Group, Inc. 8.5000%, 7/15/19	3,102,985
1,874,000	Lazard Group LLC 7.1250%, 5/15/15	2,069,786
453,000	Lazard Group LLC 6.8500%, 6/15/17	498,798
2,746,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	2,774,369
2,098,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	2,228,078
1,191,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	1,285,605
		16,210,685
Finance - Leasing Companies — 0.2%
3,434,000	International Lease Finance Corp. 5.7500%, 5/15/16	3,052,187
Food - Canned — 0%
301,000	Del Monte Foods, Co. 7.6250%, 2/15/19 (144A)	254,345
Food - Meat Products — 0.5%
74,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	76,405
6,467,000	Tyson Foods Inc. 6.8500%, 4/1/16	7,032,863
		7,109,268
Food - Miscellaneous/Diversified — 0.4%
2,065,000	Corn Products International, Inc. 3.2000%, 11/1/15	2,116,741
410,000	Kellogg Co. 4.2500%, 3/6/13	428,530
1,642,000	Kellogg Co. 3.2500%, 5/21/18	1,725,167
1,998,000	Kraft Foods, Inc. 5.3750%, 2/10/20	2,261,179
		6,531,617
Food - Retail — 0.1%
1,831,000	Delhaize Group 5.8750%, 2/1/14	1,995,171
Hotels and Motels — 0.1%
1,202,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	1,280,974
443,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	475,117
		1,756,091
Investment Management and Advisory Services — 0.5%
944,000	Ameriprise Financial, Inc. 7.3000%, 6/28/19	1,158,621
777,000	Ameriprise Financial, Inc. 5.3000%, 3/15/20	858,846
3,436,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	3,436,000
1,575,000	FMR LLC 6.4500%, 11/15/39 (144A)	1,718,325
		7,171,792
Life and Health Insurance — 0%
542,000	Prudential Financial, Inc. 4.7500%, 6/13/15	566,988
Linen Supply & Related Items — 0.2%
1,157,000	Cintas Corp. No. 2 2.8500%, 6/1/16	1,192,780
1,211,000	Cintas Corp. No. 2 4.3000%, 6/1/21	1,307,472
		2,500,252
Medical - Biomedical and Genetic — 0.2%
432,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	466,560
870,000	Genzyme Corp. 3.6250%, 6/15/15	930,419
1,087,000	Genzyme Corp. 5.0000%, 6/15/20	1,253,325
		2,650,304
Medical - HMO — 0%
344,000	Health Care Service Corp. 4.7000%, 1/15/21 (144A)	381,363
Medical Instruments — 0.4%
807,000	Boston Scientific Corp. 4.5000%, 1/15/15	843,255
2,452,000	Boston Scientific Corp. 6.0000%, 1/15/20	2,748,994
1,657,000	Boston Scientific Corp. 7.0000%, 11/15/35	1,937,301
		5,529,550
Medical Products — 0.1%
1,689,000	CareFusion Corp. 4.1250%, 8/1/12	1,726,984
Money Center Banks — 0.3%
3,573,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16**	3,522,074
952,000	Lloyds TSB Bank PLC 6.3750%, 1/21/21**	938,601
		4,460,675
Multi-Line Insurance — 0.8%
3,167,000	American International Group, Inc. 4.2500%, 9/15/14	3,080,018
1,726,000	American International Group, Inc. 5.4500%, 5/18/17	1,652,775
3,356,000	American International Group, Inc. 6.4000%, 12/15/20	3,419,059
1,967,000	MetLife, Inc. 2.3750%, 2/6/14	2,001,163
1,033,000	MetLife, Inc. 6.7500%, 6/1/16	1,188,079
1,176,000	MetLife, Inc. 7.7170%, 2/15/19	1,441,493
		12,782,587
Oil - Field Services — 0.5%
3,274,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	3,255,924
3,123,000	Schlumberger Investment S.A. 3.3000%, 9/14/21 (144A)	3,126,114
1,637,000	Weatherford International, Ltd. 5.1250%, 9/15/20	1,665,978
		8,048,016
Oil and Gas Drilling — 0.6%
1,028,000	Ensco PLC 3.2500%, 3/15/16**	1,043,835
1,713,000	Ensco PLC 4.7000%, 3/15/21**	1,745,951
4,629,000	Nabors Industries, Inc. 5.0000%, 9/15/20	4,719,840
1,289,000	Rowan Cos., Inc. 5.0000%, 9/1/17	1,335,703
		8,845,329
Oil Companies - Exploration and Production — 0.4%
3,367,000	Forest Oil Corp. 8.0000%, 12/15/11	3,367,000
777,000	Occidental Petroleum Corp 3.1250%, 2/15/22	776,779
1,362,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	1,351,760
		5,495,539
Oil Companies - Integrated — 0.3%
3,409,000	BP Capital Markets PLC 3.1250%, 10/1/15**	3,522,451
1,542,000	BP Capital Markets PLC 4.5000%, 10/1/20**	1,670,185
		5,192,636
Oil Refining and Marketing — 0.2%
164,000	Frontier Oil Corp. 8.5000%, 9/15/16	174,250
1,871,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	2,167,082
572,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	563,727
815,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	831,972
		3,737,031
Paper and Related Products — 0.3%
4,204,000	Georgia-Pacific LLC 5.4000%, 11/1/20 (144A)	4,276,796
Pharmacy Services — 0.1%
1,460,000	Express Scripts, Inc. 3.1250%, 5/15/16	1,474,175
Pipelines — 1.3%
1,688,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	1,694,403
459,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	505,251
678,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	771,630
3,701,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	3,710,252
2,500,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	2,581,948
2,793,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	2,939,032
710,000	Plains All American Pipeline L.P. 8.7500%, 5/1/19	906,087
2,396,000	Plains All American Pipeline L.P. / PAA Finance Corp. 5.0000%, 2/1/21	2,525,815
1,238,000	TC Pipelines L.P. 4.6500%, 6/15/21	1,273,455
2,160,000	Western Gas Partners L.P. 5.3750%, 6/1/21	2,167,106
910,000	Williams Partners L.P. 3.8000%, 2/15/15	949,445
		20,024,424
Property and Casualty Insurance — 0.1%
1,018,000	Fidelity National Financial, Inc. 6.6000%, 5/15/17	1,072,462
695,000	Progressive Corp. 3.7500%, 8/23/21	708,924
		1,781,386
Publishing - Newspapers — 0%
270,000	Gannett Co., Inc. 6.3750%, 9/1/15 (144A)	268,647
210,000	Gannett Co., Inc. 7.1250%, 9/1/18 (144A)	201,109
		469,756
Publishing - Periodicals — 0.2%
2,693,000	United Business Media, Ltd. 5.7500%, 11/3/20 (144A)**	2,877,530
Real Estate Management/Services — 0.1%
786,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	754,560
Real Estate Operating/Development — 0.1%
1,639,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	1,724,236
Reinsurance — 0.3%
2,306,000	Berkshire Hathaway, Inc. 2.1250%, 2/11/13	2,343,371
2,314,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	2,432,873
		4,776,244
REIT - Diversified — 0.4%
2,063,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	2,134,332
4,279,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	4,400,926
		6,535,258
REIT - Health Care — 0.2%
998,000	Senior Housing Properties Trust 6.7500%, 4/15/20	1,083,369
73,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	75,129
2,146,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	2,235,566
		3,394,064
REIT - Hotels — 0.3%
2,909,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	2,909,000
2,486,000	Host Hotels & Resorts, Inc. 5.8750%, 6/15/19 (144A)	2,374,130
		5,283,130
REIT - Office Property — 0.5%
920,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	970,250
1,956,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	1,890,464
3,775,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	4,266,750
		7,127,464
REIT - Regional Malls — 0.7%
6,982,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	7,025,638
4,171,000	Rouse Co. L.P. 6.7500%, 11/9/15	4,150,145
		11,175,783
REIT - Shopping Centers — 0%
689,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	628,470
Resorts and Theme Parks — 0.1%
1,432,000	Vail Resorts, Inc. 6.5000%, 5/1/19 (144A)	1,410,520
Retail - Apparel and Shoe — 0.1%
808,000	PVH Corp. 7.3750%, 5/15/20	842,340
Retail - Computer Equipment — 0%
244,000	GameStop Corp. 8.0000%, 10/1/12	244,305
Retail - Regional Department Stores — 0.6%
1,493,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	1,556,800
3,126,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	3,338,837
3,037,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	3,333,181
1,346,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	1,510,519
		9,739,337
Retail - Restaurants — 0.2%
2,810,000	Brinker International 5.7500%, 6/1/14	2,996,963
Shipbuilding — 0%
558,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18 (144A)	518,940
Super-Regional Banks — 0.4%
1,028,000	KeyCorp 5.1000%, 3/24/21	1,037,360
769,000	PNC Funding Corp. 3.6250%, 2/8/15	806,689
1,368,000	SunTrust Banks, Inc. 3.6000%, 4/15/16	1,386,959
3,256,000	Wells Fargo & Co. 4.6000%, 4/1/21	3,480,358
		6,711,366
Telecommunication Services — 0.3%
5,248,000	Qwest Corp. 6.7500%, 12/1/21	5,129,920
Telephone - Integrated — 0.7%
1,027,000	CenturyLink, Inc. 5.1500%, 6/15/17	964,201
841,000	CenturyLink, Inc. 7.6000%, 9/15/39	756,495
873,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	873,000
6,264,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	6,138,720
1,431,000	Sprint Capital Corp. 8.3750%, 3/15/12	1,445,310
		10,177,726
Transportation - Railroad — 0.5%
641,000	Burlington Northern Santa Fe LLC 3.4500%, 9/15/21	652,752
641,000	Burlington Northern Santa Fe LLC 4.9500%, 9/15/41	680,152
1,228,163	CSX Corp. 8.3750%, 10/15/14	1,421,783
2,472,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	2,632,680
1,055,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	1,086,650
423,000	Kansas City Southern Railway 13.0000%, 12/15/13	484,335
		6,958,352
Transportation - Services — 0%
519,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	513,285
Transportation - Truck — 0.2%
2,537,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	2,558,174
Total Corporate Bonds (cost $472,836,488)		487,103,750
Preferred Stock — 0.2%
Diversified Financial Services — 0.1%
51,605	Citigroup Capital XIII, 7.8750%	1,362,888
Food - Miscellaneous/Diversified — 0.1%
10	H.J. Heinz Finance Co., 8.0000% (144A)	1,071,875
Total Preferred Stock (cost $2,322,496)		2,434,763
U.S. Government Agency Notes — 4.7%
Fannie Mae:
783,636	5.0000%, 11/1/33	846,923
1,484,750	5.0000%, 12/1/33	1,605,355
823,346	5.0000%, 2/1/34	890,226
1,631,271	5.5000%, 5/1/35	1,780,991
2,133,817	5.5000%, 4/1/36	2,329,661
4,725,225	5.5000%, 7/1/36	5,161,865
1,259,896	6.0000%, 3/1/37	1,390,689
6,604,702	5.5000%, 5/1/37	7,270,745
1,257,271	6.0000%, 5/1/37	1,384,648
1,080,150	5.5000%, 3/1/38	1,189,076
878,579	4.5000%, 10/1/40	933,261
644,869	4.0000%, 12/1/40	679,491
13,651,041	4.0000%, 2/1/41	14,369,000
812,570	5.0000%, 3/1/41	883,907
2,377,796	4.5000%, 4/1/41	2,543,622
1,601,788	5.0000%, 4/1/41	1,725,893
2,043,593	5.0000%, 4/1/41	2,205,122
2,124,935	4.5000%, 10/1/41	2,257,190
1,374,574	5.0000%, 10/1/41	1,481,075
Freddie Mac:
1,390,705	5.0000%, 1/1/19	1,503,834
3,433,842	6.0000%, 1/1/38	3,779,051
853,229	5.5000%, 5/1/38	936,072
2,314,109	5.5000%, 10/1/39	2,538,794
1,783,239	4.5000%, 1/1/41	1,887,828
2,399,372	4.5000%, 5/1/41	2,558,656
4,084,777	5.0000%, 5/1/41	4,396,284
494,673	4.5000%, 9/1/41	523,686
1,072,837	4.0000%, 10/1/41	1,130,055
Ginnie Mae:
2,212,257	5.5000%, 3/15/36	2,457,866
Total U.S. Government Agency Notes (cost $72,306,647)		72,640,866
U.S. Treasury Notes/Bonds — 7.5%
U.S. Treasury Notes/Bonds
5,789,000	0.6250%, 7/31/12	5,811,172
2,425,000	1.7500%, 1/31/14	2,503,812
4,845,000	2.2500%, 1/31/15	5,121,315
7,467,000	1.7500%, 5/31/16	7,765,083
3,668,000	2.3750%, 5/31/18	3,904,403
55,701,000	3.1250%, 5/15/21	61,823,654
4,232,000	2.1250%, 8/15/21	4,306,737
1,281,000	5.3750%, 2/15/31	1,802,007
4,716,000	4.7500%, 2/15/41	6,443,971
3,420,000	4.3750%, 5/15/41	4,418,229
10,040,000	3.7500%, 8/15/41	11,688,769
Total U.S. Treasury Notes/Bonds (cost $107,681,083)		115,589,152
Money Market — 2.7%
42,065,000	Janus Cash Liquidity Fund LLC, 0% (cost $42,065,000)	42,065,000
Total Investments (total cost $1,493,731,301) – 100%		$1,540,459,661

Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$8,088,221	0.5%
Belgium	1,995,171	0.1%
Bermuda	1,665,978	0.1%
Brazil	6,817,005	0.5%
Canada	40,118,023	2.6%
Cayman Islands	4,961,360	0.3%
France	10,381,814	0.7%
Germany	7,630,861	0.5%
India	6,743,145	0.4%
Jersey	12,033,372	0.8%
Luxembourg	11,422,052	0.7%
Mexico	3,719,330	0.2%
Netherlands	6,849,684	0.5%
Switzerland	31,266,172	2.0%
United Kingdom	39,521,661	2.6%
United States††	1,347,245,812	87.5%
Total	$1,540,459,661	100.0%

††	Includes Cash Equivalents (84.7% excluding Cash Equivalents).

Forward Currency Contracts, Open
Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: British Pound 10/27/11	3,820,000	5,954,525	72,671
HSBC Securities (USA), Inc.: British Pound 10/6/11	3,800,000	5,924,858	338,074
JPMorgan Chase & Co.: British Pound 10/20/11	1,000,000	1,558,909	27,101
Total		13,438,292	437,846

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Corporation

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Balanced Portfolio	$100,019,522	6.5%

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Balanced Portfolio
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$20,822,137	$—

Bank Loans	—	12,306,877	—

Common Stock
Agricultural Chemicals	6,141,817	10,005,153	—
Commercial Banks	16,026,704	24,361,933	—
Diversified Banking Institutions	19,194,516	8,240,278	—
Life and Health Insurance	—	3,269,168	—
Medical – Drugs	47,203,949	12,033,372	—
All Other	641,020,226	—	—

Corporate Bonds	—	487,103,750	—

Preferred Stock	—	2,434,763	—

U.S. Government Agency Notes	—	72,640,866	—

U.S. Treasury Notes/Bonds	—	115,589,152	—

Money Market	—	42,065,000	—

Total Investments in Securities	$729,587,212	$810,872,449	$—

Other Financial Instruments(b):
Janus Aspen Balanced Portfolio	$—	$437,846	$—

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Balanced Portfolio	$48,878,663

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.8%
Advertising Sales — 0.5%
160,201	Lamar Advertising Co. - Class A*	$2,728,223
Aerospace and Defense — 1.2%
71,625	TransDigm Group, Inc.*	5,849,614
Agricultural Chemicals — 2.2%
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	10,779,932
Airlines — 1.4%
260,428	Ryanair Holdings PLC (ADR)**	6,706,021
Auction House - Art Dealer — 2.3%
556,800	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	11,241,792
Commercial Services — 0.8%
76,045	CoStar Group, Inc.*	3,952,059
Commercial Services - Finance — 5.5%
196,760	Global Payments, Inc.	7,947,136
545,600	Verisk Analytics, Inc.*	18,970,512
		26,917,648
Computer Aided Design — 0.5%
48,765	ANSYS, Inc.*	2,391,436
Computer Services — 2.2%
147,055	IHS, Inc. - Class A*	11,001,185
Computers — 0.7%
9,203	Apple, Inc.*	3,508,000
Computers - Integrated Systems — 0.7%
123,010	Jack Henry & Associates, Inc.	3,564,830
Consulting Services — 1.6%
220,039	Gartner, Inc.*	7,672,760
Containers - Metal and Glass — 0.8%
120,582	Ball Corp.	3,740,454
Decision Support Software — 2.6%
419,100	MSCI, Inc.*	12,711,303
Diagnostic Equipment — 1.5%
129,582	Gen-Probe, Inc.*	7,418,569
Diagnostic Kits — 0.7%
46,925	Idexx Laboratories, Inc.*	3,236,417
Distribution/Wholesale — 5.3%
255,000	Fastenal Co.	8,486,400
7,049,720	Li & Fung, Ltd.	11,574,664
39,305	W.W. Grainger, Inc.	5,877,670
		25,938,734
Electric Products - Miscellaneous — 0.9%
135,592	AMETEK, Inc.	4,470,468
Electronic Components - Miscellaneous — 2.7%
638,200	Flextronics International, Ltd.*	3,593,066
351,875	TE Connectivity, Ltd. (U.S. Shares) **	9,901,762
		13,494,828
Electronic Components – Semiconductors — 2.4%
1,316,106	ON Semiconductor Corp.*	9,436,480
84,010	Xilinx, Inc.	2,305,234
		11,741,714
Electronic Connectors — 2.1%
260,670	Amphenol Corp. - Class A	10,627,516
Electronic Forms — 1.0%
195,930	Adobe Systems, Inc.*	4,735,628
Entertainment Software — 0.6%
144,545	Electronic Arts, Inc.*	2,955,945
Finance - Investment Bankers/Brokers — 0.8%
150,038	LPL Investment Holdings, Inc.*	3,813,966
Instruments - Controls — 2.2%
28,010	Mettler-Toledo International, Inc.*	3,920,280
255,802	Sensata Technologies Holding N.V.*,**	6,768,521
		10,688,801
Instruments - Scientific — 1.6%
46,346	Thermo Fisher Scientific, Inc.*	2,346,962
74,680	Waters Corp.*	5,637,593
		7,984,555
Insurance Brokers — 0.9%
111,680	AON Corp.	4,688,326
Investment Management and Advisory Services — 1.8%
150,559	Eaton Vance Corp.	3,352,949
116,556	T. Rowe Price Group, Inc.	5,567,880
		8,920,829
Machinery - General Industrial — 1.3%
91,115	Roper Industries, Inc.	6,278,735
Medical - Biomedical and Genetic — 4.6%
151,065	Celgene Corp.*,**	9,353,945
132,762	Gilead Sciences, Inc.*	5,151,166
268,110	Incyte Corp., Ltd.*	3,745,497
104,975	Vertex Pharmaceuticals, Inc.*	4,675,586
		22,926,194
Medical - Drugs — 1.2%
165,847	Valeant Pharmaceuticals International, Inc.	6,156,241
Medical - Generic Drugs — 0.3%
75,330	Impax Laboratories, Inc.*	1,349,160
Medical Information Systems — 1.3%
111,760	athenahealth, Inc.*	6,655,308
Medical Instruments — 3.3%
318,780	St. Jude Medical, Inc.	11,536,648
72,250	Techne Corp.	4,913,723
		16,450,371
Medical Products — 4.1%
126,105	Henry Schein, Inc.*	7,819,771
238,970	Varian Medical Systems, Inc.*	12,464,675
		20,284,446
Metal Processors and Fabricators — 1.6%
52,170	Precision Castparts Corp.	8,110,348
Oil Companies - Exploration and Production — 1.0%
173,600	Ultra Petroleum Corp. (U.S. Shares)*	4,812,192
Oil Field Machinery and Equipment — 2.6%
321,355	Dresser-Rand Group, Inc.*	13,024,518
Patient Monitoring Equipment — 1.2%
278,121	Masimo Corp.	6,021,320
Pharmacy Services — 0.2%
39,901	Omnicare, Inc.	1,014,682
Pipelines — 1.8%
150,765	Kinder Morgan Management LLC*	8,848,398
Printing - Commercial — 2.1%
377,278	VistaPrint N.V. (U.S. Shares) *,**	10,197,824
Retail - Automobile — 0.5%
63,129	Copart, Inc.*	2,469,606
Retail - Bedding — 0.9%
81,416	Bed Bath & Beyond, Inc.*	4,665,951
Retail - Petroleum Products — 1.3%
189,480	World Fuel Services Corp.	6,186,522
Retail - Regional Department Stores — 0.7%
73,582	Kohl's Corp.	3,612,876
Retail - Restaurants — 0.7%
151,930	Arcos Dorados Holdings, Inc.	3,523,257
Semiconductor Components/Integrated Circuits — 2.1%
1,299,779	Atmel Corp.*	10,489,217
Semiconductor Equipment — 3.1%
151,810	ASML Holdings N.V. (U.S. Shares) **	5,243,517
260,007	KLA-Tencor Corp.	9,953,068
		15,196,585
Telecommunication Equipment - Fiber Optics — 0.6%
222,315	Corning, Inc.	2,747,813
Telecommunication Services — 2.2%
392,514	Amdocs, Ltd. (U.S. Shares)*	10,644,980
Transactional Software — 1.5%
144,600	Solera Holdings, Inc.	7,302,300
Transportation - Services — 3.1%
145,855	C.H. Robinson Worldwide, Inc.	9,986,692
133,432	Expeditors International of Washington, Inc.	5,410,667
		15,397,359
Transportation - Truck — 1.2%
148,340	Landstar System, Inc.	5,868,330
Vitamins and Nutrition Products — 1.0%
71,445	Mead Johnson Nutrition Co. - Class A	4,917,559
Wireless Equipment — 4.8%
587,395	Crown Castle International Corp.*	23,889,355
Total Common Stock (cost $370,947,768)		482,523,000
Money Market — 2.2%
10,854,466	Janus Cash Liquidity Fund LLC, 0% (cost $10,854,466)	10,854,466
Total Investments (total cost $381,802,234) – 100%		$493,377,466

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$11,574,664	2.3%
Canada	32,990,157	6.7%
Guernsey	10,644,980	2.2%
Ireland	6,706,021	1.4%
Netherlands	22,209,862	4.5%
Singapore	3,593,066	0.7%
Switzerland	9,901,762	2.0%
United States††	392,233,697	79.5%
Virgin Islands (British)	3,523,257	0.7%
Total	$493,377,466	100.0%

††	Includes Cash Equivalents (77.3% excluding Cash Equivalents).

Forward Currency Contracts, Open
September 30, 2011 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S.$	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
Euro 10/27/11	2,190,000	$2,933,094	$80,718
HSBC Securities (USA), Inc.:
Euro 10/6/11	2,646,387	3,545,040	250,064
JPMorgan Chase & Co.:
Euro 10/20/11	3,130,000	4,192,324	66,650
Total		$10,670,458	$397,432

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2011. See significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Enterprise Portfolio
Common Stock
Airlines	$-	$6,706,021	$-
Distribution/Wholesale	14,364,070	11,574,664	-
All Other	449,878,245	-	-

Money Market	-	10,854,466	-

Total Investments in Securities	$464,242,315	$29,135,151	$-

Other Financial Instruments(b):	$-	$397,432	$-

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date.  Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$44,390,446

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.0%

$1,010,000	Bear Stearns Commercial Mortgage Securities
	5.5370%, 10/12/41	$1,106,599
897,000	Commercial Mortgage Pass Through Certificates
	6.0075%, 12/10/49 ‡	967,727
934,578	DBUBS Mortgage Trust
	3.7420%, 6/1/17 (144A)	958,720
837,000	FREMF Mortgage Trust
	4.7267%, 1/25/21 (144A)‡	770,526
523,000	FREMF Mortgage Trust
	5.3323%, 4/25/21 (144A)‡	501,708
1,206,000	FREMF Mortgage Trust
	4.9362%, 4/25/44 (144A)‡	1,205,584
1,476,000	FREMF Mortgage Trust
	4.8868%, 7/25/44 (144A)‡	1,343,811
919,000	GS Mortgage Securities Corp. II
	5.5600%, 11/10/39	971,162
1,334,000	JPMorgan Chase Commercial Mortgage Securities Corp.
	3.6620%, 7/5/24 (144A)	1,334,532
584,000	JPMorgan Chase Commercial Mortgage Securities Corp.
	5.6330%, 12/5/27 (144A)	637,083
992,000	JPMorgan Chase Commercial Mortgage Securities Corp.
	4.3110%, 8/5/32 (144A)	987,189
584,000	JPMorgan Chase Commercial Mortgage Securities Corp.
	6.0720%, 4/15/45‡	641,924
881,000	Morgan Stanley Capital I
	3.8840%, 2/15/16 (144A)	909,303
1,000,000	Oxbow Resources LLC
	4.9690%, 5/1/36 (144A)	1,020,000
438,000	SLM Student Loan Trust
	4.3700%, 4/17/28 (144A)	463,944
506,000	SLM Student Loan Trust
	2.7290%, 1/15/43 (144A)‡	502,208
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $14,241,091)		14,322,020
Bank Loans — 1.7%
Aerospace and Defense — 0.3%
1,288,175	TransDigm, Inc.
	4.0000%, 2/14/17‡	1,256,975
Auction House - Art Dealer — 0.1%
806,000	ADESA, Inc.
	5.0000%, 5/19/17‡	777,790
Data Processing and Management — 0.1%
337,450	Fidelity National Information
	5.2500%, 7/18/16‡	336,326
Electric - Generation — 0.2%
838,785	AES Corp.
	4.2500%, 5/17/18‡	819,015
Food - Miscellaneous/Diversified — 0.4%
2,185,000	Del Monte Foods Co.
	4.5000%, 3/8/18‡	2,026,588
Retail - Apparel and Shoe — 0.1%
710,362	PVH Corp.
	3.5000%, 5/6/16‡	705,141
Retail - Restaurants — 0.4%
1,884,461	DineEquity, Inc.
	4.2500%, 10/19/17‡	1,820,653
Telecommunication Equipment — 0.1%
535,657	CommScope, Inc.
	5.0000%, 1/14/18‡	524,612
Total Bank Loans (cost $8,567,860)		8,267,100
Corporate Bonds — 62.7%
Advertising Services — 0.3%
189,000	WPP Finance UK
	5.8750%, 6/15/14	204,291
1,243,000	WPP Finance UK
	8.0000%, 9/15/14	1,406,805
		1,611,096
Agricultural Chemicals — 1.0%
2,509,000	CF Industries, Inc.
	6.8750%, 5/1/18	2,800,671
943,000	CF Industries, Inc.
	7.1250%, 5/1/20	1,073,841
839,000	Incitec Pivot, Ltd.
	4.0000%, 12/7/15 (144A)	855,186
		4,729,698
Airlines — 0.1%
488,000	Southwest Airlines Co.
	5.2500%, 10/1/14	523,239
Beverages - Wine and Spirits — 1.4%
6,143,000	Pernod-Ricard S.A.
	5.7500%, 4/7/21 (144A)	6,733,054
Brewery — 0.3%
1,652,000	Anheuser-Busch InBev Worldwide, Inc.
	1.5000%, 7/14/14	1,663,762
Building - Residential and Commercial — 0.1%
637,000	MDC Holdings, Inc.
	5.3750%, 12/15/14	677,492
Building Products - Cement and Aggregate — 0.5%
609,000	CRH America, Inc.
	4.1250%, 1/15/16	613,175
335,000	CRH America, Inc.
	5.7500%, 1/15/21	345,212
1,530,000	Hanson, Ltd.
	6.1250%, 8/15/16	1,537,650
		2,496,037

Cable/Satellite Television — 0.7%
1,815,000	Comcast Corp.
	5.1500%, 3/1/20	2,048,585
607,000	Time Warner Cable, Inc.
	4.0000%, 9/1/21	593,596
764,000	Time Warner Cable, Inc.
	5.5000%, 9/1/41	755,143
		3,397,324
Chemicals - Diversified — 1.7%
5,463,000	LBI Escrow Corp.
	8.0000%, 11/1/17 (144A)	5,886,383
1,892,000	Lyondell Chemical Co.
	11.0000%, 5/1/18	2,043,360
		7,929,743
Chemicals - Specialty — 0.3%
1,197,000	Ashland, Inc.
	9.1250%, 6/1/17	1,324,181
Coatings and Paint Products — 0.3%
1,316,000	RPM International, Inc.
	6.1250%, 10/15/19	1,421,191
Commercial Banks — 4.2%
628,000	Abbey National Treasury Services PLC
	1.8321%, 4/25/14‡	598,312
915,000	Abbey National Treasury Services PLC
	4.0000%, 4/27/16	844,673
1,313,000	American Express Bank FSB
	5.5000%, 4/16/13	1,386,131
4,071,000	Bank of Montreal
	2.6250%, 1/25/16 (144A)	4,250,955
1,945,000	CIT Group, Inc.
	5.2500%, 4/1/14 (144A)	1,881,788
1,272,608	CIT Group, Inc.
	7.0000%, 5/1/14	1,298,060
1,877,000	HSBC Bank USA NA
	4.8750%, 8/24/20	1,760,371
644,000	Royal Bank of Scotland PLC
	3.9500%, 9/21/15	605,656
1,577,000	Royal Bank of Scotland PLC
	4.3750%, 3/16/16	1,507,921
1,884,000	Standard Chartered PLC
	3.2000%, 5/12/16 (144A)	1,868,188
2,147,000	SVB Financial Group
	5.3750%, 9/15/20	2,231,424
1,621,000	Zions Bancorp.
	7.7500%, 9/23/14	1,708,892
		19,942,371
Commercial Services - Finance — 1.6%
5,168,000	Verisk Analytics, Inc.
	5.8000%, 5/1/21	5,801,860
1,609,000	Western Union Co.
	3.6500%, 8/22/18	1,623,795
		7,425,655
Computers - Memory Devices — 0.6%
1,240,000	Seagate Technology
	6.3750%, 10/1/11	1,240,000
1,395,000	Seagate Technology
	10.0000%, 5/1/14 (144A)	1,562,400
		2,802,400

Containers - Metal and Glass — 0.1%
444,000	Ball Corp.
	7.1250%, 9/1/16	466,200
Data Processing and Management — 0.5%
1,429,000	Fiserv, Inc.
	3.1250%, 10/1/15	1,454,639
534,000	Fiserv, Inc.
	3.1250%, 6/15/16	540,443
534,000	Fiserv, Inc.
	4.7500%, 6/15/21	555,950
		2,551,032
Diversified Banking Institutions — 3.7%
1,485,000	Bank of America Corp.
	4.5000%, 4/1/15	1,407,400
682,000	Bank of America Corp.
	3.6250%, 3/17/16	620,832
815,000	Bank of America Corp.
	5.0000%, 5/13/21	727,105
927,000	Citigroup, Inc.
	5.0000%, 9/15/14	909,164
789,000	Citigroup, Inc.
	4.8750%, 5/7/15	788,375
445,000	Goldman Sachs Group, Inc.
	3.7000%, 8/1/15	435,691
1,344,000	Goldman Sachs Group, Inc.
	3.6250%, 2/7/16	1,308,485
994,000	Goldman Sachs Group, Inc.
	5.3750%, 3/15/20	987,117
1,668,000	Goldman Sachs Group, Inc.
	5.2500%, 7/27/21	1,645,507
1,220,000	JPMorgan Chase & Co.
	6.0000%, 1/15/18	1,358,631
1,001,000	JPMorgan Chase & Co.
	4.4000%, 7/22/20	1,012,750
1,508,000	JPMorgan Chase & Co.
	4.2500%, 10/15/20	1,511,574
1,924,000	Morgan Stanley
	4.0000%, 7/24/15	1,813,574
1,267,000	Morgan Stanley
	3.4500%, 11/2/15	1,166,842
1,775,000	Morgan Stanley
	5.6250%, 9/23/19	1,665,076
		17,358,123
Diversified Financial Services — 2.1%
513,000	General Electric Capital Corp.
	4.8000%, 5/1/13	538,759
720,000	General Electric Capital Corp.
	5.9000%, 5/13/14	787,121
3,387,000	General Electric Capital Corp.
	6.0000%, 8/7/19	3,812,556
2,724,000	General Electric Capital Corp.
	5.5000%, 1/8/20	2,971,160
1,868,000	General Electric Capital Corp.
	4.6250%, 1/7/21	1,938,709
		10,048,305
Diversified Minerals — 0.5%
488,000	Teck Resources, Ltd.
	7.0000%, 9/15/12	511,462
434,000	Teck Resources, Ltd.
	9.7500%, 5/15/14	514,394
1,307,000	Teck Resources, Ltd.
	10.2500%, 5/15/16	1,536,509
3,000	Teck Resources, Ltd.
	10.7500%, 5/15/19	3,728
		2,566,093
Diversified Operations — 2.0%
1,575,000	3M Co.
	1.3750%, 9/29/16	1,566,481
1,078,000	Danaher Corp.
	2.3000%, 6/23/16	1,104,323
1,920,000	Exelis, Inc.
	4.2500%, 10/1/16 (144A)	1,907,332
1,957,000	Exelis, Inc.
	5.5500%, 10/1/21 (144A)	1,960,168
691,000	SPX Corp
	7.6250%, 12/15/14	739,370
1,889,000	Tyco Electronics Group S.A.
	6.0000%, 10/1/12	1,979,385
		9,257,059
Diversified Operations - Commercial Services — 0.2%
1,060,000	ARAMARK Corp.
	8.5000%, 2/1/15	1,073,250
Electric - Generation — 0.1%
339,000	AES Corp.
	7.7500%, 10/15/15	344,085
Electric - Integrated — 2.0%
997,000	Calpine Construction Finance Co. L.P.
	8.0000%, 6/1/16 (144A)	1,021,925
822,000	CMS Energy Corp.
	1.1993%, 1/15/13‡	805,560
1,763,000	CMS Energy Corp.
	4.2500%, 9/30/15	1,734,579
1,311,000	CMS Energy Corp.
	5.0500%, 2/15/18	1,295,078
532,000	Florida Power Corp.
	3.1000%, 8/15/21	532,978
532,000	Great Plains Energy, Inc.
	4.8500%, 6/1/21	560,133
856,000	Monongahela Power Co.
	6.7000%, 6/15/14	956,966
247,000	Pacific Gas & Electric Co.
	3.2500%, 9/15/21	244,344
748,000	PPL WEM Holdings PLC
	3.9000%, 5/1/16 (144A)	784,117
263,000	San Diego Gas & Electric Co.
	3.0000%, 8/15/21	265,733
740,000	Virginia Electric and Power Co.
	5.1000%, 11/30/12	775,256
498,000	Wisconsin Electric Power Co.
	2.9500%, 9/15/21	496,801
		9,473,470
Electronic Components – Semiconductors — 1.9%
842,000	National Semiconductor Corp.
	6.1500%, 6/15/12	865,925
2,487,000	National Semiconductor Corp.
	3.9500%, 4/15/15	2,664,733
1,750,000	National Semiconductor Corp.
	6.6000%, 6/15/17	2,087,738
315,000	Texas Instruments, Inc.
	0.8750%, 5/15/13	316,021
1,610,000	Texas Instruments, Inc.
	1.3750%, 5/15/14	1,627,448
1,257,000	Texas Instruments, Inc.
	2.3750%, 5/16/16	1,288,965
		8,850,830
Electronic Connectors — 0.4%
1,943,000	Amphenol Corp.
	4.7500%, 11/15/14	2,059,969
Electronic Measuring Instruments — 0.5%
644,000	Agilent Technologies, Inc.
	2.5000%, 7/15/13	653,158
1,735,000	FLIR Systems, Inc.
	3.7500%, 9/1/16	1,727,383
		2,380,541
Electronics - Military — 1.4%
4,124,000	L-3 Communications Corp.
	6.3750%, 10/15/15	4,211,635
608,000	L-3 Communications Corp.
	5.2000%, 10/15/19	641,515
1,783,000	L-3 Communications Corp.
	4.7500%, 7/15/20	1,845,260
		6,698,410
Engineering - Research and Development Services — 0.3%
1,628,000	Fluor Corp.
	3.3750%, 9/15/21	1,627,564
Enterprise Software/Services — 0.3%
1,040,000	BMC Software, Inc.
	7.2500%, 6/1/18	1,247,283
Finance - Auto Loans — 0.9%
691,000	Ford Motor Credit Co. LLC
	7.2500%, 10/25/11	691,862
676,000	Ford Motor Credit Co. LLC
	7.5000%, 8/1/12	689,438
1,361,000	Ford Motor Credit Co. LLC
	6.6250%, 8/15/17	1,417,220
1,344,000	Ford Motor Credit Co. LLC
	5.0000%, 5/15/18	1,298,191
		4,096,711
Finance - Consumer Loans — 0.4%
533,000	John Deere Capital Corp.
	3.9000%, 7/12/21	575,312
1,131,000	SLM Corp.
	6.2500%, 1/25/16	1,110,115
		1,685,427
Finance - Credit Card — 0.6%
1,325,000	American Express Co.
	6.8000%, 9/1/66‡	1,283,594
1,453,000	American Express Credit Corp.
	2.8000%, 9/19/16	1,445,794
		2,729,388
Finance - Investment Bankers/Brokers — 2.0%
1,123,000	Jefferies Group, Inc. 3.8750%, 11/9/15	1,099,117
1,948,000	Jefferies Group, Inc. 5.1250%, 4/13/18	1,824,310
1,012,000	Jefferies Group, Inc. 8.5000%, 7/15/19	1,125,527
1,980,000	Lazard Group LLC 7.1250%, 5/15/15	2,186,861
109,000	Lazard Group LLC 6.8500%, 6/15/17	120,020
2,056,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	2,183,474
756,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	816,051
		9,355,360
Finance - Leasing Companies — 0.4%
2,254,000	International Lease Finance Corp. 5.7500%, 5/15/16	2,003,387
Food - Canned — 0%
230,000	Del Monte Foods Co. 7.6250%, 2/15/19 (144A)	194,350
Food - Meat Products — 1.1%
164,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	169,330
4,494,000	Tyson Foods Inc. 6.8500%, 4/1/16	4,887,225
		5,056,555
Food - Miscellaneous/Diversified — 1.0%
1,736,000	Corn Products International, Inc. 3.2000%, 11/1/15	1,779,497
281,000	Dole Food Co., Inc. 13.8750%, 3/15/14	325,960
1,064,000	Kellogg Co. 3.2500%, 5/21/18	1,117,892
1,176,000	Kraft Foods, Inc. 5.3750%, 2/10/20	1,330,904
		4,554,253
Gas - Transportation — 0.1%
247,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	277,591
Hazardous Waste Disposal — 0.1%
553,000	Clean Harbors, Inc. 7.6250%, 8/15/16	576,503
Hotels and Motels — 1.0%
921,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	981,512
296,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	333,162
1,299,000	Marriott International, Inc. 4.6250%, 6/15/12	1,326,374
257,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	277,560
337,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	361,432
1,382,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	1,485,650
		4,765,690
Investment Management and Advisory Services — 0.8%
423,000	Ameriprise Financial, Inc. 7.3000%, 6/28/19	519,170
506,000	Ameriprise Financial, Inc. 5.3000%, 3/15/20	559,300
1,764,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,764,000
992,000	FMR LLC 6.4500%, 11/15/39 (144A)	1,082,272
		3,924,742
Life and Health Insurance — 0.1%
365,000	Prudential Financial, Inc. 4.7500%, 6/13/15	381,828
Linen Supply & Related Items — 0.4%
764,000	Cintas Corp. No. 2 2.8500%, 6/1/16	787,627
815,000	Cintas Corp. No. 2 4.3000%, 6/1/21	879,925
		1,667,552
Medical - Biomedical and Genetic — 0.5%
857,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	925,560
644,000	Genzyme Corp. 3.6250%, 6/15/15	688,724
806,000	Genzyme Corp. 5.0000%, 6/15/20	929,328
		2,543,612
Medical - HMO — 0.1%
274,000	Health Care Service Corp. 4.7000%, 1/15/21 (144A)	303,760
Medical Instruments — 0.8%
542,000	Boston Scientific Corp. 4.5000%, 1/15/15	566,350
1,610,000	Boston Scientific Corp. 6.0000%, 1/15/20	1,805,008
1,083,000	Boston Scientific Corp. 7.0000%, 11/15/35	1,266,202
		3,637,560
Medical Products — 0.2%
854,000	CareFusion Corp. 4.1250%, 8/1/12	873,206
Metal Processors and Fabricators — 0.1%
296,000	Timken Co. 6.0000%, 9/15/14	327,377
Money Center Banks — 0.7%
2,785,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16	2,745,305
657,000	Lloyds TSB Bank PLC 6.3750%, 1/21/21	647,753
		3,393,058
Multi-Line Insurance — 1.5%
2,270,000	American International Group, Inc. 4.2500%, 9/15/14	2,207,655
1,355,000	American International Group, Inc. 5.4500%, 5/18/17	1,297,514
568,000	American International Group, Inc. 6.4000%, 12/15/20	578,673
1,308,000	MetLife, Inc. 2.3750%, 2/6/14	1,330,717
570,000	MetLife, Inc. 6.7500%, 6/1/16	655,571
667,000	MetLife, Inc. 7.7170%, 2/15/19	817,581
		6,887,711
Oil - Field Services — 1.2%
2,313,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	2,300,230
2,304,000	Schlumberger Investment S.A. 3.3000%, 9/14/21 (144A)	2,306,297
1,048,000	Weatherford International, Ltd. 5.1250%, 9/15/20	1,066,552
		5,673,079
Oil and Gas Drilling — 1.3%
823,000	Ensco PLC 3.2500%, 3/15/16	835,678
1,372,000	Ensco PLC 4.7000%, 3/15/21	1,398,392
2,901,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,957,929
1,058,000	Rowan Cos., Inc. 5.0000%, 9/1/17	1,096,333
		6,288,332
Oil Companies - Exploration and Production — 0.8%
1,297,000	Forest Oil Corp. 8.0000%, 12/15/11	1,297,000
723,000	Forest Oil Corp. 8.5000%, 2/15/14	764,572
533,000	Occidental Petroleum Corp 3.1250%, 2/15/22	532,848
954,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	946,828
197,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	197,985
		3,739,233
Oil Companies - Integrated — 0.3%
1,133,000	BP Capital Markets PLC 4.5000%, 10/1/20	1,227,185
Oil Refining and Marketing — 0.5%
425,000	Frontier Oil Corp. 8.5000%, 9/15/16	451,562
999,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,157,090
365,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	359,721
522,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	532,870
		2,501,243
Paper and Related Products — 0.6%
2,644,000	Georgia-Pacific LLC 5.4000%, 11/1/20 (144A)	2,689,784
Pharmacy Services — 0.2%
1,137,000	Express Scripts, Inc. 3.1250%, 5/15/16	1,148,039
Pipelines — 2.8%
1,424,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	1,429,401
253,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	278,493
494,000	Energy Transfer Partners L.P. 5.9500%, 2/1/15	530,048
470	Kern River Funding Corp. 4.8930%, 4/30/18‡,§	509
312,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	355,086
2,014,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,019,035
1,927,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	1,990,165
1,870,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	1,967,773
1,643,000	Plains All American Pipeline L.P. / PAA Finance Corp. 5.0000%, 2/1/21	1,732,018
971,000	TC Pipelines L.P. 4.6500%, 6/15/21	998,809
1,501,000	Western Gas Partners L.P. 5.3750%, 6/1/21	1,505,938
511,000	Williams Partners L.P. 3.8000%, 2/15/15	533,150
		13,340,425
Property and Casualty Insurance — 0.3%
653,000	Fidelity National Financial, Inc. 6.6000%, 5/15/17	687,935
499,000	Progressive Corp. 3.7500%, 8/23/21	508,997
		1,196,932
Publishing - Newspapers — 0.1%
225,000	Gannett Co., Inc. 6.3750%, 9/1/15 (144A)	223,873
162,000	Gannett Co., Inc. 7.1250%, 9/1/18 (144A)	155,141
		379,014
Publishing - Periodicals — 0.5%
2,032,000	United Business Media, Ltd. 5.7500%, 11/3/20 (144A)	2,171,237
Real Estate Management/Services — 0.1%
665,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	638,400
Real Estate Operating/Development — 0.3%
1,427,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	1,501,211
REIT - Diversified — 1.0%
1,365,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,412,198
3,246,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	3,338,491
		4,750,689
REIT - Health Care — 0.7%
784,000	Senior Housing Properties Trust 6.7500%, 4/15/20	851,064
994,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	1,022,993
1,556,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	1,620,941
		3,494,998
REIT - Hotels — 0.7%
1,946,000	Host Hotels & Resorts, Inc. 6.7500%, 6/1/16	1,946,000
1,621,000	Host Hotels & Resorts, Inc. 5.8750%, 6/15/19 (144A)	1,548,055
		3,494,055
REIT - Office Property — 0.9%
507,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	534,692
1,347,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	1,301,869
2,316,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	2,617,693
		4,454,254
REIT - Regional Malls — 1.7%
5,291,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	5,324,069
2,680,000	Rouse Co. L.P. 6.7500%, 11/9/15	2,666,600
		7,990,669
REIT - Shopping Centers — 0.1%
542,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	494,384
Resorts and Theme Parks — 0.2%
1,096,000	Vail Resorts, Inc. 6.5000%, 5/1/19 (144A)	1,079,560
Retail - Apparel and Shoe — 0.2%
1,021,000	PVH Corp. 7.3750%, 5/15/20	1,064,393
Retail - Computer Equipment — 0%
146,000	GameStop Corp. 8.0000%, 10/1/12	146,183
Retail - Regional Department Stores — 0.7%
666,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	711,345
1,439,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	1,579,337
715,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	802,393
		3,093,075
Retail - Restaurants — 0.3%
1,426,000	Brinker International 5.7500%, 6/1/14	1,520,879
Shipbuilding — 0.1%
419,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18 (144A)	389,670
Steel - Producers — 0.2%
1,155,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	1,134,788
Super-Regional Banks — 1.0%
816,000	KeyCorp 5.1000%, 3/24/21	823,430
511,000	PNC Funding Corp. 3.6250%, 2/8/15	536,044
1,100,000	SunTrust Banks, Inc. 3.6000%, 4/15/16	1,115,245
2,019,000	Wells Fargo & Co. 4.6000%, 4/1/21	2,158,121
		4,632,840
Telecommunication Services — 0.8%
3,858,000	Qwest Corp. 6.7500%, 12/1/21	3,771,195
Telephone - Integrated — 1.6%
665,000	CenturyLink, Inc. 5.1500%, 6/15/17	624,337
638,000	CenturyLink, Inc. 7.6000%, 9/15/39	573,892
528,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	528,000
4,707,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	4,612,860
1,016,000	Sprint Capital Corp. 8.3750%, 3/15/12	1,026,160
		7,365,249
Transportation - Railroad — 1.0%
543,000	Burlington Northern Santa Fe LLC 3.4500%, 9/15/21	552,955
543,000	Burlington Northern Santa Fe LLC 4.9500%, 9/15/41	576,166
603,077	CSX Corp. 8.3750%, 10/15/14	698,152
1,998,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	2,127,870
728,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	749,840
213,000	Kansas City Southern Railway 13.0000%, 12/15/13	243,885
		4,948,868
Transportation - Services — 0.1%
336,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	332,300
Transportation - Truck — 0.5%
2,146,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	2,163,911
Total Corporate Bonds (cost $289,667,074)		296,731,152
Preferred Stock — 0.2%
Diversified Financial Services — 0.2%
34,850	Citigroup Capital, 7.8750% (cost $891,189)	920,389
U.S. Government Agency Notes — 10.6%
Fannie Mae:
517,672	5.0000%, 11/1/33	559,479
979,832	5.0000%, 12/1/33	1,059,423
544,246	5.0000%, 2/1/34	588,454
1,077,681	5.5000%, 5/1/35	1,176,592
1,528,152	5.5000%, 4/1/36	1,668,408
3,384,013	5.5000%, 7/1/36	3,696,716
908,897	6.0000%, 3/1/37	1,003,252
4,363,236	5.5000%, 5/1/37	4,803,241
919,201	6.0000%, 5/1/37	1,012,328
693,091	5.5000%, 3/1/38	762,985
581,017	4.5000%, 10/1/40	617,179
493,653	4.0000%, 12/1/40	520,156
9,892,601	4.0000%, 2/1/41	10,412,890
536,618	5.0000%, 3/1/41	583,729
1,618,738	4.5000%, 4/1/41	1,731,628
1,057,527	5.0000%, 4/1/41	1,139,464
1,349,249	5.0000%, 4/1/41	1,455,896
1,522,079	4.5000%, 10/1/41	1,616,813
1,035,232	5.0000%, 10/1/41	1,115,441
Freddie Mac:
918,310	5.0000%, 1/1/19	993,012
2,269,797	6.0000%, 1/1/38	2,497,982
564,146	5.5000%, 5/1/38	618,921
1,529,735	5.5000%, 10/1/39	1,678,262
1,213,617	4.5000%, 1/1/41	1,284,797
1,633,427	4.5000%, 5/1/41	1,741,862
2,696,765	5.0000%, 5/1/41	2,902,422
355,225	4.5000%, 9/1/41	376,059
768,322	4.0000%, 10/1/41	809,299
Ginnie Mae:
1,584,328	5.5000%, 3/15/36	1,760,223
Total U.S. Government Agency Notes (cost $49,962,556)		50,186,913
U.S. Treasury Notes/Bonds — 16.0%
U.S. Treasury Notes/Bonds:
4,493,000	1.0000%, 8/31/16	4,504,232
2,245,000	2.3750%, 5/31/18	2,389,690
35,828,000	3.1250%, 5/15/21**	39,766,214
5,663,000	2.1250%, 8/15/21	5,763,008
1,712,000	4.6250%, 2/15/40	2,287,660
2,835,000	3.8750%, 8/15/40	3,368,334
1,794,000	4.2500%, 11/15/40	2,268,569
2,332,000	4.7500%, 2/15/41	3,186,459
1,868,000	4.3750%, 5/15/41	2,413,232
8,476,000	3.7500%, 8/15/41	9,867,929
Total U.S. Treasury Notes/Bonds (cost $69,070,037)		75,815,327
Money Market — 5.8%
27,419,788	Janus Cash Liquidity Fund LLC, 0%, (cost $27,419,788)	27,419,788
Total Investments (total cost $459,819,595) – 100%		$473,662,689

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$5,938,175	1.3%
Bermuda	1,066,552	0.2%
Canada	8,836,083	1.9%
Cayman Islands	2,802,400	0.6%
France	6,733,054	1.4%
Luxembourg	6,585,912	1.4%
Mexico	2,877,710	0.6%
United Kingdom	16,211,926	3.4%
United States††	422,610,877	89.2%
Total	$473,662,689	100.0%

††	Includes Cash Equivalents (83.4% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Corporation

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2011)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio

Kern River Funding Corp.
4.8930%, 4/30/18	4/28/2003	$461	$509	0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2011.  The issuer incurs all registration costs.

144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$66,946,746	14.1%

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Flexible Bond Portfolio
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$14,322,020	$—

Bank Loans	—	8,267,100	—

Corporate Bonds	—	296,731,152	—

Preferred Stock	—	920,389	—

U.S. Government Agency Notes	—	50,186,913	—

U.S. Treasury Notes/Bonds	—	75,815,327	—

Money Market	—	27,419,788	—

Total Investments in Securities	$—	$473,662,689	$—
(a) Includes fair value factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Flexible Bond Portfolio	$5,549,600

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.7%
Apparel Manufacturers — 0.6%
1,281,700	Prada SpA*	$5,328,536
Applications Software — 4.4%
1,482,660	Microsoft Corp.	36,903,407
Athletic Footwear — 1.6%
155,245	NIKE, Inc. - Class B	13,275,000
Automotive - Cars and Light Trucks — 2.0%
1,717,285	Ford Motor Co.*	16,606,146
Brewery — 0%
340,184	Anheuser-Busch InBev N.V. - VVPR Strip*	912
Casino Hotels — 1.3%
1,217,555	MGM Mirage*	11,311,086
Chemicals - Diversified — 0.9%
650,986	Israel Chemicals, Ltd.	7,436,231
Commercial Banks — 1.8%
751,365	Standard Chartered PLC	14,994,960
Commercial Services — 2.1%
570,650	Iron Mountain, Inc.	18,043,953
Computers — 8.0%
175,485	Apple, Inc.*,**	66,891,372
Computers - Memory Devices — 3.7%
1,475,580	EMC Corp.*	30,972,424
E-Commerce/Products — 1.0%
38,890	Amazon.com, Inc.*	8,409,185
E-Commerce/Services — 7.5%
2,139,315	eBay, Inc.*	63,088,399
Electronic Components - Miscellaneous — 2.2%
659,515	TE Connectivity, Ltd. (U.S. Shares)	18,558,752
Electronic Connectors — 1.2%
246,170	Amphenol Corp. - Class A	10,036,351
Electronic Forms — 1.2%
421,015	Adobe Systems, Inc.*	10,175,933
Enterprise Software/Services — 2.9%
859,472	Oracle Corp.	24,701,225
Finance - Investment Bankers/Brokers — 1.6%
1,209,820	Charles Schwab Corp.	13,634,671
Industrial Automation and Robotics — 4.4%
265,000	Fanuc Corp.	36,494,330
Life and Health Insurance — 3.4%
4,565,200	AIA Group, Ltd.	12,921,760
1,801,949	Prudential PLC	15,421,340
		28,343,100
Medical - Biomedical and Genetic — 8.4%
875,368	Celgene Corp.*	54,202,786
356,377	Vertex Pharmaceuticals, Inc.*	15,873,032
		70,075,818
Medical Instruments — 2.0%
46,925	Intuitive Surgical, Inc.*	17,093,839
Metal - Diversified — 1.5%
924,050	Ivanhoe Mines, Ltd. (U.S. Shares)*	12,659,485
Metal Processors and Fabricators — 1.5%
79,540	Precision Castparts Corp.	12,365,288
Multimedia — 4.6%
2,477,310	News Corp. - Class A	38,323,986
Oil - Field Services — 3.8%
356,050	Baker Hughes, Inc.	16,435,268
500,270	Halliburton Co.	15,268,240
		31,703,508
Oil Companies - Exploration and Production — 1.0%
253,980	Southwestern Energy Co.*	8,465,153
Pharmacy Services — 7.4%
548,040	Express Scripts, Inc. - Class A*	20,315,843
893,519	Medco Health Solutions, Inc.*	41,897,106
		62,212,949
Real Estate Operating/Development — 0.3%
723,338	Hang Lung Properties, Ltd.	2,115,954
Retail - Apparel and Shoe — 4.5%
991,190	Limited Brands, Inc.	38,170,727
Retail - Jewelry — 2.0%
386,699	Compagnie Financiere Richemont S.A.	17,171,531
Transportation - Services — 5.8%
295,165	C.H. Robinson Worldwide, Inc.	20,209,948
454,910	United Parcel Service, Inc. - Class B	28,727,566
		48,937,514
Wireless Equipment — 3.1%
633,765	Crown Castle International Corp.*	25,775,223
Total Common Stock (cost $757,550,785)		820,276,948
Money Market — 2.3%
19,424,954	Janus Cash Liquidity Fund LLC, 0% (cost $19,424,954)	19,424,954
Total Investments (total cost $776,975,739) – 100%		$839,701,902

Summary of Investments by Country – (Long Positions)
September 30,2011 (unaudited)

		% of Investment
Country	Value	Securities
Belgium	$912	0.0%
Canada	12,659,485	1.5%
Hong Kong	15,037,714	1.8%
Israel	7,436,231	0.9%
Italy	5,328,536	0.6%
Japan	36,494,330	4.3%
Switzerland	35,730,283	4.3%
United Kingdom	30,416,300	3.6%
United States††	696,598,111	83.0%
Total	$839,701,902	100.0%

††	Includes Cash Equivalents (80.7% excluding Cash Equivalents).

Schedule of Written Options – Puts	Value
Microsoft Corp.
expires January 2012
5,000 contracts
exercise price $25.00
(premiums received $696,000)	$(998,154)

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip
The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Forty Portfolio
Common Stock
Apparel Manufacturers	$-	$5,328,536	$-
Brewery	-	912	-
Chemicals – Diversified	-	7,436,231	-
Commercial Banks	-	14,994,960	-
Industrial Automation and Robotics	-	36,494,330	-
Life and Health Insurance	-	28,343,100	-
Real Estate Operating/Development	-	2,115,954	-
Retail - Jewelry	-	17,171,531	-
All Other	708,391,394	-	-

Money Market	-	19,424,954	-

Total Investments in Securities	$708,391,394	$131,310,508	$-

Other Financial Instruments(b):	$-	$(998,154)	$-

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date.  Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Forty Portfolio	$16,283,293

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 104.4%
Advanced Materials/Production — 1.3%
153,003	STR Holdings, Inc.*	$1,240,854
Applications Software — 8.1%
270,916	Microsoft Corp.**	6,743,099
59,640	RealPage, Inc.*	1,219,638
		7,962,737
Cable/Satellite Television — 2.2%
27,295	Comcast Corp. - Class A	570,466
25,630	Time Warner Cable, Inc. - Class A	1,606,232
		2,176,698
Commercial Services — 3.3%
84,194	Iron Mountain, Inc.	2,662,214
75,436	Live Nation, Inc.*	604,243
		3,266,457
Commercial Services - Finance — 1.1%
30,975	Verisk Analytics, Inc.*	1,077,001
Computer Aided Design — 2.7%
36,281	ANSYS, Inc.*	1,779,220
30,135	Autodesk, Inc.*	837,151
		2,616,371
Computer Software — 0.7%
52,881	Cornerstone OnDemand, Inc.*	663,128
Computers — 2.8%
5,845	Apple, Inc.*	2,227,997
274,840	Quanta Computer, Inc.	527,316
		2,755,313
Computers - Integrated Systems — 3.1%
39,475	Jack Henry & Associates, Inc.	1,143,985
36,071	Teradata Corp.*	1,930,881
		3,074,866
Computers - Memory Devices — 5.8%
162,806	EMC Corp.*,**	3,417,298
67,306	NetApp, Inc.*	2,284,366
		5,701,664
Consulting Services — 2.5%
51,456	Gartner, Inc.*	1,794,271
25,455	Zillow, Inc.*	696,194
		2,490,465
E-Commerce/Products — 2.9%
13,067	Amazon.com, Inc.*	2,825,477
E-Commerce/Services — 8.4%
23,344	Ctrip.com International, Ltd.*	750,743
215,263	eBay, Inc.*,**	6,348,106
5,800	Netflix, Inc.*	656,328
10,785	OpenTable, Inc.*	496,218
		8,251,395
Electronic Components - Miscellaneous — 3.2%
112,292	TE Connectivity, Ltd. (U.S. Shares)	3,159,897
Electronic Components – Semiconductors — 5.4%
126,489	ARM Holdings PLC	1,082,483
517,552	ON Semiconductor Corp.*	3,710,848
17,730	Xilinx, Inc.	486,511
		5,279,842
Electronic Connectors — 3.1%
73,166	Amphenol Corp. - Class A	2,982,978
Electronic Forms — 1.7%
69,579	Adobe Systems, Inc.*	1,681,724
Electronics - Military — 1.4%
59,233	Ultra Electronics Holdings PLC	1,382,075
Enterprise Software/Services — 7.1%
36,855	Aveva Group PLC	803,140
97,129	Oracle Corp.	2,791,488
119,087	QLIK Technologies, Inc.*,**	2,579,424
56,296	Temenos Group A.G.*	757,924
		6,931,976
Independent Power Producer — 1.2%
53,205	NRG Energy, Inc.*	1,128,478
Industrial Automation and Robotics — 3.0%
20,949	Fanuc Corp.	2,884,980
Internet Applications Software — 1.4%
79,270	Vocus, Inc.*	1,328,565
Internet Content - Entertainment — 0.6%
38,738	Youku.com, Inc.*	633,754
Internet Content - Information/News — 0.5%
6,520	LinkedIn Corp.*	509,082
Internet Gambling — 1.7%
875,256	Bwin.Party Digital Entertainment PLC	1,668,112
Medical - Biomedical and Genetic — 2.8%
26,795	Celgene Corp.*	1,659,146
24,031	Vertex Pharmaceuticals, Inc.*	1,070,341
		2,729,487
Medical Information Systems — 2.0%
32,215	athenahealth, Inc.*	1,918,403
Multimedia — 2.6%
73,410	News Corp. - Class A	1,135,652
47,855	Walt Disney Co.	1,443,307
		2,578,959
Networking Products — 0.6%
33,930	Juniper Networks, Inc.*	585,632
Printing - Commercial — 1.1%
40,843	VistaPrint N.V. (U.S. Shares)*	1,103,986
Semiconductor Components/Integrated Circuits — 7.3%
949,450	Advanced Semiconductor Engineering, Inc.	809,835
395,630	Atmel Corp.*	3,192,734
1,374,000	Taiwan Semiconductor	3,114,177
		7,116,746
Semiconductor Equipment — 2.4%
67,539	ASML Holding N.V.	2,346,600
Telecommunication Equipment — 0.8%
173,300	Tellabs, Inc.	743,457
Telecommunication Services — 2.8%
101,066	Amdocs, Ltd. (U.S. Shares)*	2,740,910
Television — 1.1%
53,652	CBS Corp. - Class B	1,093,428
Toys — 0.6%
3,732	Nintendo Co., Ltd.	543,738
Transactional Software — 1.1%
21,495	Solera Holdings, Inc.	1,085,497
Wireless Equipment — 4.0%
45,759	Crown Castle International Corp.*	1,861,018
29,295	SBA Communications Corp. - Class A*	1,010,092
106,150	Telefonaktiebolaget L.M. Ericsson - Class B	1,017,571
		3,888,681
Total Common Stock (cost $104,825,064)		102,149,413
Money Market — 0%
24,000	Janus Cash Liquidity Fund LLC, 0% (cost $24,000)	24,000
Total Investments (total cost $104,849,064) – 104.4%		102,173,413
Securities Sold Short — (4.4)%
Common Stock Sold Short — (2.1)%
Computer Services — (0.7)%
11,662	Atos Origin S.A.	(504,303)
24,210	Wipro, Ltd.	(223,942)
		(728,245)
Electronic Components – Semiconductors — (0.4)%
16,175	Cree, Inc.*	(420,226)
Printing - Commercial — (0.4)%
21,205	Valassis Communications, Inc.*	(397,382)
Semiconductor Equipment — (0.6)%
12,300	Tokyo Electron, Ltd.	(557,321)
Total Common Stock Sold Short (proceeds $2,806,706)		(2,103,174)
Exchange - Traded Fund Sold Short — (2.3)%
Growth - Large Cap — (2.3)%
42,565	PowerShares QQQ Trust (ETF) (proceeds $2,178,805)	(2,235,514)
Total Securities Sold Short (proceeds $4,985,511)		(4,338,688)
Total Investments and Securities Sold Short (total cost $99,863,553) –100%		$97,834,725
Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Cayman Islands	$1,384,497	1.3%
Gibraltar	1,668,112	1.6%
Guernsey	2,740,910	2.7%
Japan	3,428,718	3.4%
Netherlands	3,450,586	3.4%
Sweden	1,017,571	1.0%
Switzerland	3,917,821	3.8%
Taiwan	4,451,328	4.4%
United Kingdom	3,267,698	3.2%
United States††	76,846,172	75.2%
Total	$102,173,413	100.0%

††	Includes Cash Equivalents (75.2% excluding Cash Equivalents).

Summary of Investments by Country – (Short Positions) September 30, 2011 (unaudited)
Country	Value	% of Securities Sold Short
France	(504,303)	11.6%
India	(223,942)	5.2%
Japan	(557,321)	12.8%
United States	(3,053,122)	70.4%
Total	$(4,338,688)	100.0%

Forward Currency Contracts, Open

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
British Pound 10/27/11	289,000	$450,486	$5,498
Japanese Yen 10/27/11	57,500,000	745,971	2,512
		1,196,457	8,010
HSBC Securities (USA), Inc.:
British Pound 10/6/11	110,000	171,509	9,786
Japanese Yen 10/6/11	58,000,000	752,197	5,196
		923,706	14,982
JPMorgan Chase & Co.:
British Pound 10/20/11	280,000	436,494	7,588
Japanese Yen 10/20/11	52,100,000	675,837	681
		1,112,331	8,269

Total		$3,232,494	$31,261

Schedule of Written Options – Puts	Value
Amazon.com, Inc. expires October 2011 26 contracts exercise price $200.00	(14,303)
eBay, Inc. expires October 2011 435 contracts exercise price $28.00	(45,963)
Netflix, Inc. expires October 2011 55 contracts exercise price $95.00	(18,703)
Total Written Options – Puts (premiums received $89,168)	$(78,969)

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Global Technology Portfolio

Common Stock
Computers	$2,227,997	$527,316	$—
E-Commerce/Services	7,500,652	750,743	—
Electronic Components- Semiconductors	4,197,359	1,082,483	—
Electronics - Military	—	1,382,075	—
Enterprise Software/Services	5,370,912	1,561,064	—
Industrial Automation and Robotics	—	2,884,980	—
Internet Content – Entertainment	—	633,754	—
Internet Gambling	—	1,668,112	—
Semiconductor Components/Integrated Circuits	3,192,734	3,924,012	—
Semiconductor Equipment	—	2,346,600	—
Toys	—	543,738	—
Wireless Equipment	2,871,110	1,017,571	—
All Other	58,466,201	—	—

Money Market	—	24,000	—

Total Investments in Securities	$83,826,965	$18,346,448	$—

Investments in Securities Sold Short:
Janus Aspen Global Technology Portfolio

Common Stock
Computer Services	$—	$(728,245)	$—
Semiconductor Equipment	—	(557,321)	—
All Other	(817,608)	—	—

Investments in Exchange-Traded Fund Sold Short:	—	(2,235,514)	—

Total Investments in Securities Sold Short	$(817,608)	$(3,521,080)	$—

Other Financial Instruments(b):	$—	$(47,708)	$—

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the  contract's  value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date.  Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$7,809,020

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 94.9%
Apparel Manufacturers — 0.8%
1,005,728	Prada SpA*,**	$4,181,211
Applications Software — 3.0%
607,580	Microsoft Corp.	15,122,666
Athletic Footwear — 1.1%
66,965	NIKE, Inc. - Class B	5,726,177
Brewery — 2.5%
201,494	Anheuser-Busch InBev N.V.**	10,684,739
64,633	SABMiller PLC**	2,100,447
		12,785,186
Cable/Satellite Television — 0.8%
61,545	Time Warner Cable, Inc. - Class A	3,857,025
Casino Hotels — 0.7%
483,163	Crown, Ltd.	3,680,882
Chemicals - Diversified — 1.2%
111,907	K+S A.G.**	5,883,223
Commercial Services - Finance — 0.6%
93,910	Verisk Analytics, Inc.*	3,265,251
Computers — 6.1%
81,520	Apple, Inc.*,**	31,073,794
Computers - Integrated Systems — 1.3%
126,845	Teradata Corp.*	6,790,013
Computers - Memory Devices — 2.5%
591,545	EMC Corp.*	12,416,530
Containers - Metal and Glass — 0.9%
146,410	Ball Corp.	4,541,638
Cosmetics and Toiletries — 1.7%
96,675	Colgate-Palmolive Co.	8,573,139
Dialysis Centers — 0.6%
47,385	DaVita, Inc.*	2,969,618
Distribution/Wholesale — 0.5%
79,583	Fastenal Co.	2,648,522
Diversified Banking Institutions — 1.3%
120,570	JPMorgan Chase & Co.	3,631,568
202,510	Morgan Stanley	2,733,885
		6,365,453
Diversified Operations — 1.8%
92,510	Danaher Corp.	3,879,869
128,665	Tyco International, Ltd. (U.S. Shares)	5,243,099
		9,122,968
E-Commerce/Products — 1.5%
36,220	Amazon.com, Inc.*	7,831,851
E-Commerce/Services — 4.0%
628,095	eBay, Inc.*,**	18,522,522
14,640	Netflix, Inc.*	1,656,662
		20,179,184
Electronic Components - Miscellaneous — 1.2%
210,280	TE Connectivity, Ltd. (U.S. Shares)	5,917,279
Electronic Components – Semiconductors — 1.3%
896,064	ON Semiconductor Corp.*	6,424,779
Electronic Connectors — 1.0%
121,415	Amphenol Corp. - Class A	4,950,090
Electronic Forms — 0.8%
174,075	Adobe Systems, Inc.*	4,207,393
Enterprise Software/Services — 3.7%
649,500	Oracle Corp.	18,666,630
Finance - Investment Bankers/Brokers — 0.3%
155,100	Charles Schwab Corp.	1,747,977
Food - Miscellaneous/Diversified — 1.4%
230,230	Unilever N.V.**	7,291,507
Industrial Automation and Robotics — 1.3%
47,500	Fanuc Corp.	6,541,437
Industrial Gases — 1.6%
88,070	Praxair, Inc.	8,232,784
Instruments - Controls — 1.0%
183,472	Sensata Technologies Holding N.V.*,**	4,854,669
Investment Management and Advisory Services — 1.2%
121,880	T. Rowe Price Group, Inc.	5,822,208
Life and Health Insurance — 0.7%
405,160	Prudential PLC**	3,467,418
Medical - Biomedical and Genetic — 4.0%
229,291	Celgene Corp.*	14,197,699
134,169	Vertex Pharmaceuticals, Inc.*	5,975,887
		20,173,586
Medical - Drugs — 3.2%
179,660	Endo Pharmaceuticals Holdings, Inc.*	5,028,683
354,655	Pfizer, Inc.	6,270,301
131,776	Valeant Pharmaceuticals International, Inc.	4,891,525
		16,190,509
Medical - Generic Drugs — 1.5%
217,355	Mylan, Inc.*	3,695,035
37,815	Perrigo Co.	3,672,215
		7,367,250
Medical - Wholesale Drug Distributors — 0.9%
128,180	AmerisourceBergen Corp.	4,777,269
Medical Instruments — 0.4%
56,995	St. Jude Medical, Inc.	2,062,649
Medical Products — 2.0%
232,845	Covidien PLC (U.S. Shares)**	10,268,464
Metal Processors and Fabricators — 1.8%
60,050	Precision Castparts Corp.	9,335,373
Multimedia — 1.2%
200,095	Walt Disney Co.	6,034,865
Oil - Field Services — 3.0%
128,225	Baker Hughes, Inc.	5,918,866
173,160	Halliburton Co.	5,284,843
69,890	Schlumberger, Ltd. (U.S. Shares)	4,174,530
		15,378,239
Oil and Gas Drilling — 0.6%
75,675	Helmerich & Payne, Inc.	3,072,405
Oil Companies - Exploration and Production — 4.5%
56,965	Apache Corp.	4,570,872
129,120	Canadian Natural Resources, Ltd.	3,779,342
85,315	EOG Resources, Inc.	6,058,218
85,005	Occidental Petroleum Corp.	6,077,858
379,300	OGX Petroleo e Gas Participacoes S.A.*	2,338,966
		22,825,256
Oil Companies - Integrated — 1.1%
105,575	Hess Corp.	5,538,464
Oil Field Machinery and Equipment — 1.1%
135,927	Dresser-Rand Group, Inc.*	5,509,121
Pharmacy Services — 0.9%
116,070	Express Scripts, Inc. - Class A*	4,302,715
Pipelines — 1.7%
211,060	Enterprise Products Partners L.P.	8,474,059
Retail - Apparel and Shoe — 1.6%
204,725	Limited Brands, Inc.	7,883,960
Retail - Discount — 1.4%
88,995	Costco Wholesale Corp.	7,308,269
Retail - Drug Store — 1.4%
213,170	Walgreen Co.	7,011,161
Retail - Jewelry — 0.9%
106,592	Compagnie Financiere Richemont S.A.	4,733,262
Retail - Major Department Stores — 2.3%
249,715	Nordstrom, Inc.	11,406,981
Retail - Restaurants — 0.8%
44,255	McDonald's Corp.	3,886,474
Semiconductor Components/Integrated Circuits — 1.8%
479,953	Atmel Corp.*	3,873,221
2,202,942	Taiwan Semiconductor	4,992,977
		8,866,198
Soap and Cleaning Preparations — 0.6%
57,922	Reckitt Benckiser Group PLC**	2,928,001
Telecommunication Equipment — 0%
304	Nortel Networks Corp. (U.S. Shares)*	8
Telecommunication Services — 1.2%
224,250	Amdocs, Ltd. (U.S. Shares)*,**	6,081,660
Television — 1.0%
239,875	CBS Corp. - Class B	4,888,652
Tobacco — 0.9%
76,350	Philip Morris International, Inc.	4,762,713
Toys — 0.8%
164,825	Mattel, Inc.	4,267,319
Transportation - Services — 2.5%
118,835	C.H. Robinson Worldwide, Inc.	8,136,632
109,620	Expeditors International of Washington, Inc.	4,445,091
		12,581,723
Wireless Equipment — 1.4%
170,655	Crown Castle International Corp.*	6,940,539
Total Common Stock (cost $464,150,190)		479,995,646
Exchange - Traded Funds — 1.2%
Commodity — 1.2%
26,345	SPDR Gold Trust (ETF)*	4,164,618
148,033	Sprott Physical Gold Trust (ETF)*	2,076,903
Total Exchange - Traded Funds (cost $5,518,386)		6,241,521
Money Market — 3.9%
19,575,000	Janus Cash Liquidity Fund LLC, 0% (cost $19,575,000)	19,575,000
Total Investments (total cost $489,243,576) – 100%		$505,812,167

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$3,680,882	0.7%
Belgium	10,684,739	2.1%
Brazil	2,338,966	0.5%
Canada	10,747,778	2.1%
Curacao	4,174,530	0.8%
Germany	5,883,223	1.2%
Guernsey	6,081,660	1.2%
Ireland	10,268,464	2.0%
Italy	4,181,211	0.8%
Japan	6,541,437	1.3%
Netherlands	12,146,176	2.4%
Switzerland	15,893,640	3.2%
Taiwan	4,992,977	1.0%
United Kingdom	8,495,866	1.7%
United States††	399,700,618	79.0%
Total	$505,812,167	100.0%

††	Includes Cash Equivalents (75.2% excluding Cash Equivalents).

Forward Currency Contracts, Open

September 30, 2011 (unaudited)
Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
British Pound 10/27/11	505,000	787,182	9,607
Euro 10/27/11	2,200,000	2,946,487	81,087
		3,733,669	90,694
HSBC Securities (USA), Inc.:
British Pound 10/6/11	1,200,000	1,871,008	9,266
Euro 10/6/11	3,300,000	4,420,605	311,826
		6,291,613	321,092
JPMorgan Chase & Co.:
British Pound 10/20/11	1,410,000	2,198,061	17,472
Euro 10/20/11	4,100,000	5,491,543	73,582
		7,689,604	91,054
RBC Capital Markets Corp.:
British Pound 10/13/11	600,000	935,425	54,791
Euro 10/13/11	3,850,000	5,157,033	220,827
		6,092,458	275,618
Total		$23,807,344	$778,458

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

Effective May 12, 2011, Jonathan D. Coleman and Burton H. Wilson are co-portfolio managers of the Portfolio.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Janus Portfolio

Common Stock
Apparel Manufacturers	$—	$4,181,211	$—
Brewery	—	12,785,186	—
Casino Hotels	—	3,680,882	—
Food - Miscellaneous/Diversified	—	7,291,507	—
Industrial Automation and Robotics	—	6,541,437	—
Life and Health Insurance	—	3,467,418	—
Retail - Jewelry	—	4,733,262	—
Semiconductor Components/Integrated Circuits	3,873,221	4,992,977	—
Soap and Cleaning Preparations	—	2,928,001	—
All Other	425,520,544	—	—

Exchange-Traded Fund	—	6,241,521	—

Money Market	—	19,575,000	—

Total Investments in Securities	$429,393,765	$76,418,402	$—

Other Financial Instruments(b):	$—	$778,458	$—

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date.  Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$79,749,340

Janus Aspen Moderate Allocation Portfolio(1)

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(2) — 100.0%
Equity Funds — 58.8%
1,547	INTECH Risk-Managed Growth Fund - Class I Shares	$18,522
1,982	INTECH Risk-Managed International Fund - Class I Shares	12,643
3,085	INTECH Risk-Managed Value Fund - Class I Shares	26,250
341	Janus Aspen Overseas Portfolio - Institutional Shares	12,994
205	Janus Fund - Class I Shares	5,222
652	Janus Global Real Estate Fund - Class I Shares	4,987
2,401	Janus International Equity Fund - Class I Shares	22,598
502	Janus Research Fund - Class I Shares	13,035
349	Janus Triton Fund - Class I Shares	5,214
93	Janus Twenty Fund - Class D Shares	5,171
2,116	Perkins Large Cap Value Fund - Class I Shares	25,557
251	Perkins Small Cap Value Fund - Class I Shares	5,182
		157,375
Fixed-Income Funds — 41.2%
7,800	Janus Aspen Flexible Bond Portfolio - Institutional Shares	96,102
4,609	Janus Short-Term Bond Fund - Class I Shares	14,034
		110,136
Total Investments (total cost $282,074) – 100%		$267,511

(1)	Formerly named Janus Aspen Dynamic Allocation Portfolio.

(2)	The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Moderate Allocation Portfolio(1)
Mutual Funds
Equity Funds	$-	$157,375	$-
Fixed-Income Funds	-	110,136	-

Total Investments in Securities	$-	$267,511	$-

(a)	Includes fair value factors.
(1)	Formerly named Janus Aspen Dynamic Allocation Portfolio.

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 92.3%
Agricultural Chemicals — 1.0%
276,284	Potash Corp. of Saskatchewan, Inc.	$11,999,735
103,410	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	4,469,380
		16,469,115
Agricultural Operations — 0.2%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd. ºº,β	3,097,600
Airlines — 11.6%
8,985,137	Delta Air Lines, Inc.*	67,388,528
14,567,628	International Consolidated Airlines Group S.A.*	34,405,337
4,149,388	United Continental Holdings, Inc.*,**	80,415,139
		182,209,004
Automotive - Cars and Light Trucks — 4.6%
7,508,974	Ford Motor Co.*,**	72,611,779
Building - Residential and Commercial — 1.1%
3,469,700	MRV Engenharia e Participacoes S.A.	17,685,409
Chemicals - Diversified — 1.2%
348,334	K+S A.G.	18,312,766
Commercial Banks — 8.4%
7,815,169	Anglo Irish Bank Corp., Ltd.*,ºº,§	0
6,748,744	Banco Bilbao Vizcaya Argentaria S.A.	54,983,391
10,700	Banco do Brasil S.A.	138,568
14,734,068	Commercial Bank of Ceylon PLC	15,164,215
6,438,600	Hatton National Bank PLC	11,552,506
1,637,655	Punjab National Bank, Ltd.	31,613,261
486,890	State Bank of India, Ltd.	18,891,395
		132,343,336
Distribution/Wholesale — 10.6%
4,803,903	Adani Enterprises, Ltd.	50,619,243
71,291,940	Li & Fung, Ltd.	117,051,494
		167,670,737
Diversified Banking Institutions — 5.6%
1,552,585	Bank of America Corp.	9,501,820
753,531	BNP Paribas	29,823,258
967,144	Deutsche Bank A.G.	33,693,526
612,860	Societe Generale - Class A	16,056,080
		89,074,684
Diversified Operations — 1.4%
1,707,000	Aitken Spence & Co. PLC	2,075,737
22,233,465	Melco International Development, Ltd.	14,204,963
302,885	Orascom Development Holding A.G.	5,750,715
		22,031,415
Diversified Operations - Commercial Services — 2.2%
18,303,333	John Keells Holdings PLC	34,100,574
Electric - Integrated — 0.9%
1,285,000	Centrais Eletricas Brasileiras S.A.	14,665,203
Electronic Components – Semiconductors — 1.4%
2,646,191	ARM Holdings PLC	22,645,891
Enterprise Software/Services — 0.8%
320,842	Autonomy Corp. PLC*	12,707,093
Finance - Investment Bankers/Brokers — 1.7%
7,411,600	Nomura Holdings, Inc.**	27,014,208
Finance - Mortgage Loan Banker — 0.9%
1,069,135	Housing Development Finance Corp.	13,802,679
Food - Catering — 0%
5,684,000	FU JI Food & Catering Services Holdings, Ltd.*,ºº,§	0
Food - Meat Products — 0.4%
3,274,000	JBS S.A.	6,375,547
Hotels and Motels — 2.8%
23,407,835	Shangri-La Asia, Ltd.	44,104,857
Internet Content - Entertainment — 0.3%
329,485	Youku.com, Inc.*	5,390,375
Life and Health Insurance — 0.2%
735,564	MAX India, Ltd.*	2,822,773
Medical - Generic Drugs — 0.5%
229,625	Teva Pharmaceutical S.P. (ADR)	8,546,642
Metal - Diversified — 1.5%
1,721,734	Ivanhoe Mines, Ltd.*	23,748,622
Oil and Gas Drilling — 0.7%
1,343,952	Karoon Gas Australia, Ltd.*	3,598,641
583,655	Nabors Industries, Ltd.*	7,155,610
		10,754,251
Oil Companies - Exploration and Production — 2.9%
3,116,098	Cairn Energy PLC*	13,503,167
405,417	Niko Resources, Ltd.	16,706,617
2,525,100	OGX Petroleo e Gas Participacoes S.A.*	15,571,114
		45,780,898
Oil Companies - Integrated — 1.8%
1,258,200	Petroleo Brasileiro S.A. (ADR)**	28,246,590
Oil Refining and Marketing — 5.3%
5,114,549	Reliance Industries, Ltd.	83,320,531
Property and Casualty Insurance — 1.3%
3,104,013	Reliance Capital, Ltd.	19,817,332
Real Estate Operating/Development — 8.0%
21,264,176	China Overseas Land & Investment, Ltd.	30,427,089
2,403,110	Cyrela Brazil Realty S.A.	14,895,574
1,998,991	DLF, Ltd.	8,753,790
53,479,000	Evergrande Real Estate Group, Ltd.	16,067,558
12,938,000	Hang Lung Properties, Ltd.	37,847,052
5,510,620	PDG Realty S.A. Empreendimentos	17,767,681
		125,758,744
Retail - Miscellaneous/Diversified — 1.9%
2,460,276	SM Investments Corp.	29,213,365
Semiconductor Components/Integrated Circuits — 0%
1	Taiwan Semiconductor	2
Semiconductor Equipment — 2.5%
1,155,278	ASML Holding N.V.	40,139,407
Sugar — 3.2%
2,612,014	Bajaj Hindusthan, Ltd.	2,016,283
426,300	Bajaj Hindusthan, Ltd. (GDR)	329,030
1,570,503	Cosan S.A. Industria e Comercio	20,054,308
3,032,876	Cosan, Ltd. - Class A	28,721,336
		51,120,957
Telecommunication Services — 0.4%
3,915,909	Reliance Communications, Ltd.	5,690,716
Toys — 3.0%
329,000	Nintendo Co., Ltd.**	47,933,989
Web Portals/Internet Service Providers — 2.0%
2,367,480	Yahoo!, Inc.*,**	31,156,037
Total Common Stock (cost $1,662,680,411)		1,456,363,128
Purchased Options - Calls — 0%
8,400	United States Oil Fund expires October 2011 exercise price $48.00	5,265
8,400	United States Oil Fund expires October 2011 exercise price $48.00	5,264
8,500	United States Oil Fund expires October 2011 exercise price $48.00	5,327
Total Purchased Options - Calls (premiums paid $5,541,476)		15,856
Money Market — 7.7%
121,001,314	Janus Cash Liquidity Fund LLC, 0% (cost $121,001,314)	121,001,314
Total Investments (total cost $1,789,223,201) – 100%		$1,577,380,298

Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$3,598,641	0.2%
Bermuda	197,033,297	12.5%
Brazil	135,399,994	8.6%
Canada	56,924,354	3.6%
Cayman Islands	24,555,533	1.6%
France	45,879,338	2.9%
Germany	52,006,292	3.3%
Hong Kong	82,479,104	5.2%
India	237,677,033	15.1%
Ireland	0	0.0%
Israel	8,546,642	0.5%
Japan	74,948,197	4.7%
Netherlands	40,139,407	2.5%
Philippines	29,213,365	1.9%
Spain	89,388,728	5.7%
Sri Lanka	62,893,032	4.0%
Switzerland	5,750,715	0.4%
Taiwan	2	0.0%
United Kingdom	48,856,151	3.1%
United States††	382,090,473	24.2%
Total	$1,577,380,298	100.0%

††	Includes Cash Equivalents (16.5% excluding Cash Equivalents).

Forward Currency Contracts, Open

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
Japanese Yen 10/27/11	3,815,000,000	$49,493,586	$166,667

HSBC Securities (USA), Inc.:
Japanese Yen 10/6/11	3,855,000,000	49,995,169	345,332

JPMorgan Chase & Co.:
Japanese Yen 10/20/11	3,041,000,000	39,447,598	39,755

RBC Capital Markets Corp.:
Japanese Yen 10/13/11	2,000,000,000	25,940,832	185,200
Total		$164,877,185	$736,954

Total Return Swaps outstanding at September 30, 2011

Counterparty	Notional Amount	Return Paid by the Portfolio	Return Received by the Portfolio	Termination Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	4,517,266,425 JPY	GSBLBank	1-month LIBOR plus 35 basis points	11/23/11	$713,566
Morgan Stanley	4,236,369,008 JPY	GSBLBank	1-month LIBOR plus 35 basis points	11/29/11	2,453,205
UBS A.G.	23,823,500	Sberbank of Russia	1-month LIBOR plus 85 basis points	7/16/12	(5,622,687)
Morgan Stanley	16,349,138	Sberbank of Russia	1-month LIBOR plus 85 basis points	1/17/13	(3,714,046)
Total					$(6,169,962)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offering Rate

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

β	Security is illiquid.

ºº Schedule of Fair Valued Securities (as of September 30, 2011)
		Value as a %
		of Investment
	Value	Securities
Janus Aspen Overseas Portfolio
Anglo Irish Bank Corp., Ltd*	$0	0.0%
Chaoda Modern Agriculture Holdings, Ltd.	3,097,600	0.2%
FU JI Food & Catering Services Holdings, Ltd.*	0	0.0%
	$3,097,600	0.2%
Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to systematic fair valuation models.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2011)
				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Aspen Overseas Portfolio
Anglo Irish Bank Corp., Ltd.*	6/10/08 – 9/16/08	$50,155,817	$0	0.0%
FUJI Food & Catering Services Holdings, Ltd.*	1/15/08 – 1/31/08	10,229,502	0	0.0%
		$60,385,319	$0	0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2011.  The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Observable Inputs
Investments in Securities:
Janus Aspen Overseas Portfolio
Common Stock
Airlines	$147,803,667	$34,405,337	$-
Agricultural Operations	-	-	3,097,600
Chemicals – Diversified	-	18,312,766	-
Commercial Banks	138,568	132,204,769	-
Distribution/Wholesale	-	167,670,737	-
Diversified Banking Institutions	9,501,820	79,572,864	-
Diversified Operations	-	22,031,415	-
Diversified Operations – Commercial Services	-	34,100,574	-
Electronic Components – Semiconductors	-	22,645,891	-
Enterprise Software/Services	-	12,707,093	-
Finance – Investment Bankers/Brokers	-	27,014,208	-
Finance – Mortgage Loan Bankers	-	13,802,679	-
Food – Catering	-	-	-
Hotels and Motels	-	44,104,857	-
Internet Content – Entertainment	-	5,390,375	-
Life and Health Insurance	-	2,822,773	-
Medical – Generic Drugs	-	8,546,642	-
Oil and Gas Drilling	7,155,610	3,598,641	-
Oil Companies – Exploration and Production	32,277,731	13,503,167	-
Oil Companies – Integrated	-	28,246,590	-
Oil Refining and Marketing	-	83,320,531	-
Property and Casualty Insurance	-	19,817,332	-
Real Estate Operating/Development	32,663,255	93,095,489	-
Retail – Miscellaneous/Diversified	-	29,213,365	-
Semiconductor Components/Integrated Circuits	-	2	-
Semiconductor Equipment	-	40,139,407	-
Sugar	48,775,644	2,345,313	-
Telecommunication Services	-	5,690,716	-
Toys	-	47,933,989	-
All Other	182,711,711	-	-

Money Market	-	121,001,314	-

Total Investments in Securities	$461,028,006	$1,113,238,836	$3,097,600

Investments in Purchased Options:	$-	$15,856	$-

Other Financial Instruments(b):	$-	$(6,169,962)	$-

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended September 30, 2011)
	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of September 30, 2011
Investments in Securities:
Janus Aspen Overseas
Portfolio
Agricultural Operations	$-	$-	$(31,845,832)	$-	$-	$34,943,432	$3,097,600
Commercial Banks	-	-	-	-	-	-	-
Food - Catering	-	-	-	-	-	-	-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$284,016,207

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 90.0%
Aerospace and Defense — 0.4%
8,800	Rockwell Collins, Inc.	$464,288
Agricultural Chemicals — 0.6%
12,400	Mosaic Co.	607,228
Applications Software — 0.6%
13,000	Microsoft Corp.**	323,570
18,200	Progress Software Corp.*	319,410
		642,980
Brewery — 1.4%
38,900	Molson Coors Brewing Co. - Class B	1,540,829
Building - Residential and Commercial — 0.5%
13,100	Lennar Corp. - Class A	177,374
24,400	M.D.C. Holdings, Inc.	413,336
		590,710
Cellular Telecommunications — 1.3%
55,700	Vodafone Group PLC	1,428,705
Chemicals - Diversified — 0.5%
7,177	FMC Corp.	496,361
Commercial Banks — 0.8%
2,784	First Republic Bank / San Francisco CA*	64,477
89,500	TCF Financial Corp.	819,820
		884,297
Commercial Services - Finance — 1.6%
11,000	Global Payments, Inc.	444,290
82,900	Western Union Co.	1,267,541
		1,711,831
Computers — 0.1%
4,100	Hewlett-Packard Co.	92,045
Computers - Integrated Systems — 0.6%
23,900	Diebold, Inc.	657,489
Computers - Memory Devices — 0.3%
8,400	NetApp, Inc.*	285,096
Containers - Paper and Plastic — 0.4%
17,800	Packaging Corp. of America	414,740
Dental Supplies and Equipment — 0.3%
12,400	Patterson Cos., Inc.	355,012
Diversified Operations — 1.6%
9,300	Carlisle Cos., Inc.	296,484
10,300	Illinois Tool Works, Inc.	428,480
26,200	Tyco International, Ltd. (U.S. Shares)	1,067,650
		1,792,614
Electric - Integrated — 2.1%
12,900	Entergy Corp.	855,141
9,300	PG&E Corp.	393,483
35,300	PPL Corp.	1,007,462
		2,256,086
Electronic Components - Miscellaneous — 0.7%
24,200	Garmin, Ltd.	768,834
Electronic Components – Semiconductors — 1.0%
52,900	QLogic Corp.*	670,772
19,100	Semtech Corp.*	403,010
		1,073,782
Electronic Connectors — 0.5%
14,600	Thomas & Betts Corp.*	582,686
Electronic Forms — 0.5%
22,400	Adobe Systems, Inc.*	541,408
Electronic Parts Distributors — 0.7%
16,600	Tech Data Corp.*	717,618
Engineering - Research and Development Services — 2.6%
32,100	Jacobs Engineering Group, Inc.*	1,036,509
24,700	KBR, Inc.	583,661
40,600	URS Corp.*	1,204,196
		2,824,366
Fiduciary Banks — 1.1%
36,800	State Street Corp.	1,183,488
Filtration and Separations Products — 0.3%
8,200	Pall Corp.	347,680
Finance - Credit Card — 0.8%
39,700	Discover Financial Services	910,718
Finance - Investment Bankers/Brokers — 0.9%
21,900	Raymond James Financial, Inc.	568,524
30,300	TD Ameritrade Holding Corp.	445,562
		1,014,086
Food - Miscellaneous/Diversified — 1.6%
17,900	General Mills, Inc.	688,613
32,500	Unilever PLC (ADR)	1,013,675
		1,702,288
Food - Retail — 0.8%
15,200	Kroger Co.	333,792
34,600	Safeway, Inc.	575,398
		909,190
Food - Wholesale/Distribution — 0.8%
35,100	Sysco Corp.	909,090
Gas - Transportation — 0.5%
13,700	AGL Resources, Inc.	558,138
Gold Mining — 2.0%
39,700	Eldorado Gold Corp.	680,458
17,300	Goldcorp, Inc. (U.S. Shares)	789,572
10,700	Newmont Mining Corp.	673,030
		2,143,060
Industrial Audio and Video Products — 0.4%
15,800	Dolby Laboratories, Inc.*	433,552
Instruments - Scientific — 1.5%
33,600	PerkinElmer, Inc.	645,456
19,500	Thermo Fisher Scientific, Inc.*	987,480
		1,632,936
Internet Infrastructure Software — 0.5%
27,100	Akamai Technologies, Inc.*	538,748
Internet Security — 1.1%
20,500	Blue Coat Systems, Inc.*	284,540
56,800	Symantec Corp.*	925,840
		1,210,380
Intimate Apparel — 0.6%
13,300	Warnaco Group, Inc.*	612,997
Investment Management and Advisory Services — 2.0%
38,300	Ameriprise Financial, Inc.	1,507,488
41,300	INVESCO, Ltd.	640,563
		2,148,051
Leisure & Recreation Products — 0.4%
25,700	WMS Insutries, Inc.*	452,063
Machinery - Farm — 0.7%
11,700	Deere & Co.	755,469
Machinery - General Industrial — 0.4%
20,650	Babcock & Wilcox Co.*	403,708
Medical - Biomedical and Genetic — 1.7%
18,000	Charles River Laboratories International, Inc.*	515,160
25,900	Life Technologies Corp.*	995,337
17,500	Myriad Genetics, Inc.*	327,950
		1,838,447
Medical - Drugs — 1.7%
29,800	Forest Laboratories, Inc.*	917,542
17,100	Novartis A.G.	953,667
		1,871,209
Medical - Generic Drugs — 0.7%
19,100	Teva Pharmaceutical S.P. (ADR)	710,902
Medical - HMO — 0.3%
13,200	Health Net, Inc.*	312,972
Medical Instruments — 0.5%
15,100	St. Jude Medical, Inc.	546,469
Medical Labs and Testing Services — 1.0%
13,900	Laboratory Corp. of America Holdings*	1,098,795
Medical Products — 2.0%
16,600	Becton, Dickinson and Co.	1,217,112
18,100	Zimmer Holdings, Inc.*	968,350
		2,185,462
Medical Sterilization Products — 0.5%
18,700	STERIS Corp.	547,349
Metal - Aluminum — 0.4%
40,900	Alcoa, Inc.	391,413
Metal - Copper — 0.4%
15,600	Freeport-McMoRan Copper & Gold, Inc. - Class B	475,020
Metal Processors and Fabricators — 0.4%
14,800	Kaydon Corp.	424,464
Multi-Line Insurance — 1.5%
50,000	Allstate Corp.	1,184,500
50,200	Old Republic International Corp.	447,784
		1,632,284
Multimedia — 0.4%
12,500	Viacom, Inc. - Class B	484,250
Networking Products — 0.8%
57,900	Cisco Systems, Inc.	896,871
Non-Hazardous Waste Disposal — 1.1%
43,200	Republic Services, Inc.	1,212,192
Oil and Gas Drilling — 0.9%
24,093	Ensco International PLC	974,080
Oil Companies - Exploration and Production — 7.2%
12,800	Anadarko Petroleum Corp.	807,040
8,800	Bill Barrett Corp.*	318,912
3,400	Cimarex Energy Co.	189,380
12,800	Devon Energy Corp.	709,632
12,900	EQT Corp.	688,344
61,700	Exco Resources, Inc.	661,424
44,500	Forest Oil Corp.*	640,800
16,718	Noble Energy, Inc.	1,183,634
29,900	Plains Exploration & Production Co.*	679,029
28,600	QEP Resources, Inc.	774,202
19,200	Southwestern Energy Co.*	639,936
15,200	Whitting Petroleum Corp.*	533,216
		7,825,549
Oil Companies - Integrated — 1.0%
20,000	Hess Corp.	1,049,200
Oil Field Machinery and Equipment — 0.4%
9,100	National Oilwell Varco, Inc.	466,102
Pharmacy Services — 0.4%
17,700	Omnicare, Inc.	450,111
Pipelines — 1.3%
14,600	Kinder Morgan, Inc.	377,994
17,100	Plains All American Pipeline L.P.	1,007,532
		1,385,526
Property and Casualty Insurance — 0.4%
7,800	Chubb Corp.	467,922
Publishing - Books — 1.0%
51,400	Reed Elsevier N.V.	1,121,548
Reinsurance — 3.2%
13,350	Berkshire Hathaway, Inc. - Class B*	948,384
14,800	Everest Re Group, Ltd.	1,174,824
14,600	PartnerRe, Ltd.	763,142
12,800	Reinsurance Group of America, Inc.	588,160
		3,474,510
REIT - Apartments — 0.9%
3,724	Avalonbay Communities, Inc.	424,722
14,400	BRE Properties, Inc. - Class A	609,696
		1,034,418
REIT - Diversified — 1.8%
10,500	Liberty Property Trust	305,655
21,600	Potlatch Corp.	680,832
13,200	Rayonier, Inc.	485,628
33,130	Weyerhaeuser Co.	515,171
		1,987,286
REIT - Hotels — 0.3%
28,500	Host Hotels & Resorts, Inc.	311,790
REIT - Mortgage — 0.7%
11,800	Annaly Mortgage Management, Inc.	196,234
49,800	Redwood Trust, Inc.	556,266
		752,500
REIT - Office Property — 1.6%
7,300	Alexandria Real Estate Equities, Inc.	448,147
5,600	Boston Properties, Inc.	498,960
7,100	Corporate Office Properties	154,638
25,100	Mack-Cali Realty Corp.	671,425
		1,773,170
REIT - Regional Malls — 0.4%
8,800	Taubman Centers, Inc.	442,728
REIT - Storage — 0.5%
4,985	Public Storage	555,080
REIT - Warehouse and Industrial — 0.3%
14,800	ProLogis, Inc.	358,900
Retail - Apparel and Shoe — 1.1%
61,800	American Eagle Outfitters, Inc.	724,296
17,400	Guess?, Inc.	495,726
		1,220,022
Retail - Consumer Electronics — 0.9%
14,100	Best Buy Co., Inc.	328,530
55,900	RadioShack Corp.	649,558
		978,088
Retail - Discount — 1.2%
17,800	Big Lots, Inc.*	619,974
14,200	Wal-Mart Stores, Inc.	736,980
		1,356,954
Retail - Drug Store — 0.9%
28,827	CVS Caremark Corp.	968,011
Retail - Major Department Stores — 0.2%
10,100	JC Penney Co., Inc.	270,478
Retail - Office Supplies — 0.6%
50,800	Staples, Inc.	675,640
Retail - Regional Department Stores — 1.7%
25,500	Kohl's Corp.	1,252,050
22,800	Macy's, Inc.	600,096
		1,852,146
Savings/Loan/Thrifts — 2.1%
114,800	First Niagara Financial Group, Inc.	1,050,420
50,900	People's United Financial, Inc.	580,260
55,217	Washington Federal, Inc.	703,465
		2,334,145
Semiconductor Components/Integrated Circuits — 0.3%
10,500	Analog Devices, Inc.	328,125
Semiconductor Equipment — 0.6%
63,000	Applied Materials, Inc.	652,050
Super-Regional Banks — 2.9%
88,600	Fifth Third Bancorp.	894,860
28,300	PNC Financial Services Group, Inc.	1,363,777
47,700	SunTrust Banks, Inc.	856,215
		3,114,852
Telephone - Integrated — 1.4%
44,800	CenturyLink, Inc.**	1,483,776
Textile-Home Furnishings — 0.6%
15,232	Mohawk Industries, Inc.*	653,605
Tools - Hand Held — 0.5%
6,400	Snap-On, Inc.	284,160
6,000	Stanley Works	294,600
		578,760
Toys — 0.3%
12,800	Mattel, Inc.	331,392
Transportation - Marine — 0.7%
6,200	Kirby Corp.*	326,368
9,400	Tidewater, Inc.	395,270
		721,638
Transportation - Railroad — 1.3%
17,500	Kansas City Southern*	874,300
6,300	Union Pacific Corp.	514,521
		1,388,821
Transportation - Truck — 0.4%
12,300	J.B. Hunt Transport Services, Inc.	444,276
Wireless Equipment — 0.4%
9,400	Qualcomm, Inc.	457,122
X-Ray Equipment — 0.7%
48,700	Hologic, Inc.*	740,727
Total Common Stock (cost $102,233,955)		98,203,794
Purchased Options - Calls — 0.1%
600	iShares Russell 2000 Index Fund expires December 2011 exercise price $76.38	50,889
100	iShares Russell 2000 Index Fund** expires January 2012 exercise price $73.91	19,548
Total Purchased Options - Calls (premiums paid $186,950)		70,437
Purchased Options - Puts — 1.2%
100	iShares Russell 2000 Index Fund expires October 2011 exercise price $60.00	14,874
75	iShares Russell 2000 Index Fund** expires October 2011 exercise price $81.00	125,216
755	iShares Russell 2000 Index Fund expires November 2011 exercise price $60.00	217,095
270	iShares Russell 2000 Index Fund expires November 2011 exercise price $65.00	126,939
100	iShares Russell 2000 Index Fund** expires November 2011 exercise price $74.00	104,139
100	iShares Russell 2000 Index Fund** expires November 2011 exercise price $81.00	167,738
65	iShares Russell 2000 Index Fund expires December 2011 exercise price $65.00	36,798
600	iShares Russell 2000 Index Fund** expires December 2011 exercise price $65.97	364,501
120	iShares Russell 2000 Index Fund expires December 2011 exercise price $70.00	99,380
100	iShares Russell 2000 Index Fund expires January 2012 exercise price $63.83	61,583
Total Purchased Options - Puts (premiums paid $802,714)		1,318,263
Repurchase Agreement — 8.7%
$9,473,000	ING Financial Markets LLC 0.0700%, dated 9/30/11 maturing 10/3/11 to be repurchased at $13,585,079 collateralized by $10,432,960 in U.S. Treasuries 0.3750%-5.3750%, 8/31/12-2/15/36 with a value of $13,857,054 (cost $9,473,000)	9,473,000
Total Investments (total cost $112,696,619) – 100%		$109,065,494

Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$2,578,529	2.4%
Canada	1,470,030	1.3%
Israel	710,902	0.7%
Netherlands	1,121,548	1.0%
Switzerland	2,790,151	2.6%
United Kingdom	3,416,460	3.1%
United States††	96,977,874	88.9%
Total	$109,065,494	100.0%

†† Includes Cash Equivalents (80.2% excluding Cash Equivalents).

Schedule of Written Options – Calls	Value
iShares Russell 2000 Index Fund expires December 2011 600 contracts exercise price $72.91	$(97,750)
iShares Russell 2000 Index Fund expires January 2012 100 contracts exercise price $70.55	(30,424)
Total Written Options - Calls (premiums received $259,700 )	$(128,174)

Schedule of Written Options – Puts	Value
iShares Russell 2000 Index Fund expires October 2011 25 contracts exercise price $73.00	$(22,306)
iShares Russell 2000 Index Fund expires November 2011 50 contracts exercise price $67.00	(28,399)
iShares Russell 2000 Index Fund expires November 2011 50 contracts exercise price $73.00	(48,075)
Total Written Options - Put (premiums received $20,275 )	$(98,780)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2011)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs(a)	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Perkins Mid Cap Value Portfolio
Common Stock
Cellular Telecommunications	$-	$1,428,705	$-
Food-Miscellaneous/Diversified	688,613	1,013,675	-
Medical – Drugs	917,542	953,667	-
Medical – Generic Drugs	-	710,902	-
Oil and Gas Drilling	-	974,080	-
Publishing – Books	-	1,121,548	-
All Other	90,395,062	-	-

Repurchase Agreement	-	9,473,000	-

Total Investments in Securities	$33,069,340	$15,675,577	$-
Investments in Purchased Options:	$-	$1,388,700	$-
Other Financial Instruments(b):	$-	$(226,954)	$-

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date.  Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Perkins Mid Cap Value Portfolio	$408,035

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount		Value
Common Stock — 98.4%
Aerospace and Defense — 1.1%
122,950	General Dynamics Corp.	$6,994,626
Agricultural Chemicals — 2.0%
255,200	Mosaic Co.	12,497,144
Agricultural Operations — 0.1%
8,132,810	Chaoda Modern Agriculture Holdings, Ltd.∞	540,758
Apparel Manufacturers — 0.4%
625,100	Prada SpA*	2,598,789
Applications Software — 0.8%
206,315	Microsoft Corp.	5,135,180
Automotive - Cars and Light Trucks — 1.1%
682,555	Ford Motor Co.*	6,600,307
Bicycle Manufacturing — 0.4%
49,000	Shimano, Inc.**	2,591,908
Building - Residential and Commercial — 1.8%
5,290	NVR, Inc.*	3,195,054
14,608,442	Taylor Woodrow PLC*	7,922,862
		11,117,916
Cable/Satellite Television — 1.8%
519,120	Comcast Corp. - Class A	10,849,608
Coal — 0.8%
349,395	Arch Coal, Inc.	5,094,179
Commercial Banks — 5.4%
2,130,122	Banco Bilbao Vizcaya Argentaria S.A.	17,354,538
462,600	Banco do Brasil S.A.	5,990,787
495,924	Standard Chartered PLC	9,897,134
		33,242,459
Commercial Services — 1.5%
362,369	Aggreko PLC	9,150,533
Computer Aided Design — 1.4%
169,231	ANSYS, Inc.*	8,299,088
Computers - Integrated Systems — 0.6%
68,095	Teradata Corp.*	3,645,125
Computers - Memory Devices — 0.8%
231,245	EMC Corp.*	4,853,833
Distribution/Wholesale — 1.7%
6,254,900	Li & Fung, Ltd.	10,269,680
Diversified Banking Institutions — 6.2%
396,940	Citigroup, Inc.	10,169,603
355,160	JPMorgan Chase & Co.	10,697,419
691,760	Morgan Stanley	9,338,760
287,523	Societe Generale - Class A	7,532,703
		37,738,485
Diversified Minerals — 0.5%
99,736	BHP Billiton, Ltd.	3,313,050
Diversified Operations — 0.3%
619,065	China Merchants Holdings International Co., Ltd.	1,662,629
E-Commerce/Services — 1.0%
200,510	eBay, Inc.*	5,913,040
Educational Software — 0.9%
1,132,964	Educomp Solutions, Ltd.	5,401,619
Electric - Integrated — 1.2%
308,216	Fortum Oyj	7,237,430
Electronic Components - Miscellaneous — 1.2%
265,565	TE Connectivity, Ltd. (U.S. Shares)	7,472,999
Enterprise Software/Services — 0.9%
193,525	Oracle Corp.	5,561,909
Finance - Other Services — 0.8%
680,717	IG Group Holdings PLC	4,703,145
Food - Confectionary — 1.5%
152,440	Hershey Co.	9,030,546
Food - Miscellaneous/Diversified — 1.7%
325,501	Unilever N.V.	10,308,790
Food – Wholesale/Distribution — 0.9%
3,325,375	Olam International, Ltd.	5,670,705
Heart Monitors — 0.8%
75,140	HeartWare International, Inc.*	4,839,767
Independent Power Producer — 2.1%
618,180	NRG Energy, Inc.*	13,111,598
Industrial Automation and Robotics — 1.3%
56,100	Fanuc Corp.**	7,725,781
Industrial Gases — 1.6%
103,335	Praxair, Inc.	9,659,756
Internet Content - Entertainment — 0.7%
252,840	Youku.com, Inc.*	4,136,462
Life and Health Insurance — 3.3%
3,094,000	AIA Group, Ltd.	8,757,541
842,845	Conseco, Inc.*	4,559,791
818,597	Prudential PLC	7,005,671
		20,323,003
Machinery - Construction and Mining — 0.4%
42,220	Joy Global, Inc.	2,633,684
Medical - Biomedical and Genetic — 4.8%
273,698	Celgene Corp.*,**	16,947,380
78,980	Regeneron Pharmaceuticals, Inc.*	4,596,636
175,875	Vertex Pharmaceuticals, Inc.*	7,833,473
		29,377,489
Medical - Drugs — 2.3%
405,187	GlaxoSmithKline PLC	8,364,667
300,200	Mitsubishi Tanabe Pharma Corp.**	5,566,492
		13,931,159
Medical - Generic Drugs — 2.3%
513,878	Mylan, Inc.*	8,735,926
140,805	Teva Pharmaceutical S.P. (ADR)	5,240,762
		13,976,688
Medical Instruments — 0.8%
136,711	St. Jude Medical, Inc.	4,947,571
Metal - Aluminum — 0.8%
3,374,566	Alumina, Ltd.	4,717,406
Multimedia — 1.0%
385,140	News Corp. - Class A	5,958,116
Networking Products — 1.2%
455,580	Cisco Systems, Inc.	7,056,934
Non-Ferrous Metals — 0.5%
216,570	Titanium Metals Corp.	3,244,219
Office Automation and Equipment — 1.1%
153,300	Canon, Inc.**	6,942,005
Oil - Field Services — 2.4%
262,180	Baker Hughes, Inc.	12,102,229
179,498	Trican Well Service, Ltd.	2,546,144
		14,648,373
Oil Companies - Exploration and Production — 2.4%
65,335	Apache Corp.	5,242,480
132,890	Occidental Petroleum Corp.	9,501,635
		14,744,115
Oil Companies - Integrated — 4.1%
397,150	BG Group PLC	7,561,730
431,960	Petroleo Brasileiro S.A. (ADR)	9,697,502
181,618	Total S.A.	8,006,780
		25,266,012
Oil Field Machinery and Equipment — 0.5%
78,415	Dresser-Rand Group, Inc.*	3,178,160
Pharmacy Services — 0.9%
121,475	Medco Health Solutions, Inc.*	5,695,963
Pipelines — 1.0%
180,380	Energy Transfer Equity L.P.	6,273,616
Property and Casualty Insurance — 1.0%
244,800	Tokio Marine Holdings, Inc.**	6,206,938
Real Estate Operating/Development — 1.9%
2,103,565	Hang Lung Properties, Ltd.	6,153,481
1,863,340	Indiabulls Real Estate, Ltd.	2,765,223
7,824,000	Shun Tak Holdings, Ltd.	2,766,664
		11,685,368
Retail - Apparel and Shoe — 1.8%
62,700	Fast Retailing Co., Ltd.**	11,230,215
Retail - Drug Store — 1.7%
308,360	Walgreen Co.	10,141,960
Retail - Major Department Stores — 1.6%
219,540	Nordstrom, Inc.	10,028,587
Retail - Miscellaneous/Diversified — 0%
124,837	Indiabulls Wholesale Services, Ltd.*	10,452
Rubber/Plastic Products — 1.3%
2,647,740	Jain Irrigation Systems, Ltd.	8,210,115
Semiconductor Components/Integrated Circuits — 1.7%
560,550	Atmel Corp.*	4,523,639
2,706,000	Taiwan Semiconductor	6,133,160
		10,656,799
Semiconductor Equipment — 0.6%
106,944	ASML Holding N.V.	3,715,702
Soap and Cleaning Preparations — 0.8%
93,238	Reckitt Benckiser Group PLC	4,713,252
Telecommunication Services — 1.9%
424,905	Amdocs, Ltd. (U.S. Shares)*	11,523,424
Telephone - Integrated — 0.5%
169,951	Telefonica S.A.	3,257,824
Tobacco — 3.3%
4,308	Japan Tobacco, Inc.**	20,104,090
Transportation - Marine — 0.5%
536	A.P. Moller - Maersk Group - Class B	3,155,520
Transportation - Railroad — 0.9%
109,320	Kansas City Southern*	5,461,627
Transportation - Services — 2.0%
225,620	Expeditors International of Washington, Inc.	9,148,891
29,247	Kuehne + Nagel International A.G.	3,272,579
		12,421,470
Wireless Equipment — 1.8%
203,755	SBA Communications Corp. - Class A*	7,025,472
399,771	Telefonaktiebolaget L.M. Ericsson - Class B	3,832,268
		10,857,740
Total Common Stock (cost $708,268,621)		603,264,440
Purchased Options - Calls — 0%
15,000	Chaoda Modern Agriculture Holdings, Ltd. expires January 2012 exercise price 4.0336 HKD	168
15,000	Chaoda Modern Agriculture Holdings, Ltd. expires January 2013 exercise price 4.0336 HKD	3,164
Total Purchased Options - Calls (premiums paid $202,379)		3,332
Preferred Stock — 0.5%
Automotive - Cars and Light Trucks — 0.5%
22,677	Volkswagen A.G. (cost $4,688,149)	2,999,834
Warrant — 1.0%
Diversified Financial Services — 1.0%
651,747	JPMorgan Chase & Co., 10/28/18 (cost $7,006,280)	6,067,764
Money Market — 0.1%
622,000	Janus Cash Liquidity Fund LLC, 0% (cost $622,000)	622,000
Total Investments (total cost $720,787,429) – 100%		$612,957,370

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)

Country	Value	% of Investment Securities
Australia	$8,030,456	1.3%
Bermuda	10,269,680	1.7%
Brazil	15,688,289	2.6%
Canada	2,546,144	0.4%
Cayman Islands	4,677,220	0.8%
Denmark	3,155,520	0.5%
Finland	7,237,430	1.2%
France	15,539,483	2.5%
Germany	2,999,834	0.5%
Guernsey	11,523,424	1.9%
Hong Kong	19,340,315	3.2%
India	16,387,409	2.7%
Israel	5,240,762	0.8%
Italy	2,598,789	0.4%
Japan	60,367,429	9.8%
Netherlands	14,024,492	2.3%
Singapore	5,670,705	0.9%
Spain	20,612,362	3.4%
Sweden	3,832,268	0.6%
Switzerland	10,745,578	1.7%
Taiwan	6,133,160	1.0%
United Kingdom	59,318,994	9.7%
United States††	307,017,627	50.1%
Total	$612,957,370	100.0%

††	Includes Cash Equivalents (50.0% excluding Cash Equivalents).

Forward Currency Contracts, Open
September 30, 2011 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
Japanese Yen 10/27/11	1,327,000,000	$17,215,725	$57,973

HSBC Securities (USA), Inc.:
Euro 10/6/11	7,200,000	9,644,957	275,347
Japanese Yen 10/6/11	1,139,000,000	14,771,595	102,032
		24,416,552	377,379
JP Morgan Chase & Co.:
Japanese Yen 10/20/11	1,094,000,000	14,191,277	14,302

RBC Capital Markets Corp.:
Japanese Yen 10/13/11	639,000,000	8,288,096	59,171
Total		$64,111,650	$508,825

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of September 30, 2011)

		Value as a %
		of Investment
	Value	Securities
Janus Aspen Worldwide Portfolio
Chaoda Modern Agriculture Holdings, Ltd.	$540,758	0.1%
	$540,758	0.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to systematic fair valuation models.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation  Inputs Summary (as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Aspen Worldwide Portfolio
Common Stock
Agricultural Operation	$-	$540,758	$-
Apparel Manufactures	-	2,598,789	-
Bicycle Manufacturing	-	2,591,908	-
Building – Residential and Commercial	-	7,922,862	-
Commercial Banks	-	27,251,672	-
Commercial Services	-	-	9,150,533
Distribution/Wholesale	-	10,269,680	-
Diversified Banking Institutions	-	- 7,532,703	-
Diversified Minerals	-	3,313,050	-
Diversified Operations	-	1,662,629	-
Educational Software	-	5,401,619	-
Electric - Integrated	-	7,237,430	-
Finance - Other Services	-	4,703,145	-
Food - Miscellaneous/Diversified	-	10,308,790	-
Food - Wholesale/Distribution	-	5,670,705	-
Industrial Automation and Robotics	-	7,725,781	-
Internet Content - Entertainment	-	4,136,462	-
Life and Health Insurance	-	15,763,212	-
Medical - Drugs	-	13,931,159	-
Medical - Generic Drugs	-	5,240,762	-
Metal - Aluminum	-	4,717,406	-
Office Automation and Equipment	-	6,942,005	-
Oil Companies - Integrated	-	25,266,012	-
Property and Casualty Insurance	-	-	6,206,938
Real Estate Operating/Development	-	11,685,368	-
Retail - Apparel and Shoe	-	11,230,215	-
Retail - Miscellaneous/Diversified	-	-	10,452
Rubber/Plastic Products	-	8,210,115	-
Semiconductor Components/Integrated Circuits	-	6,133,160	-
Semiconductor Equipment	-	3,715,702	-
Soap and Cleaning Preparations	-	4,713,252	-
Telephone - Integrated	-	3,257,824	-
Tobacco	-	20,104,090	-
Transportation - Marine	-	3,155,520	-
Transportation - Services	-	3,272,579	-
Wireless Equipment	-	3,832,268	-
All Other	327,857,885	-	-

Purchased Options	-	3,332	-

Preferred Stock	-	2,999,834	-

Warrant	-	6,067,764	-

Money Market	-	622,000	-

Total Investments in Securities	$327,857,885	$269,731,562	$15,367,923
Other Financial Instruments(b):	$-	$508,825	$-

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date.  Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (For the period ended September 30, 2011)

	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of September 30, 2011
Investments in Securities:
Janus Aspen Worldwide Portfolio
Commercial Services	$-	$4,015,781	$(9,433,820)	$-	$(234,009)	$14,802,581	$9,150,533
Property and Casualty Insurance	-	-	(880,113)	7,087,051	-	-	6,206,938
Retail – Miscellaneous/ Diversified	-	(5,261)	(10,154)	30,988	(5,121)	-	10,452

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Portfolio	Aggregate Value
Janus Aspen Worldwide Portfolio	$622,242,251

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Technology Portfolio,  Janus Aspen Janus Portfolio, Janus Aspen Moderate Allocation Portfolio (formerly named Janus Aspen Dynamic Allocation Portfolio), Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio and Janus Aspen Worldwide Portfolio (collectively, the “Portfolios” and individually, the “Portfolio”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes ten portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Portfolios may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2011. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2011, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on swap contracts, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Portfolios may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolios may require the counterparty to post collateral if the Portfolios have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•
Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative will be unable to honor its financial obligation to a Portfolio.

•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•
Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•
Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio’s NAV to likewise decrease, and vice versa.

•
Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•
Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the period ended September 30, 2011 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Aspen Forty Portfolio
Options outstanding at December 31, 2010	4,085	$1,239,800
Options written	-	-
Options closed	-	-
Options expired	(3,672)	(584,658)
Options exercised	(413)	(655,142)
Options outstanding at September 30, 2011	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Aspen Forty Portfolio
Options outstanding at December 31, 2010	4,085	$962,349
Options written	5,000	696,000
Options closed	-	-
Options expired	(4,085)	(962,349)
Options exercised	-	-
Options outstanding at September 30, 2011	5,000	$696,000

Call Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2010	-	$-
Options written	3,417	297,450
Options closed	(3,417)	(297,450)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2011	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2010	-	$-
Options written	1,944	228,948
Options closed	(1,428)	(139,780)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2011	516	$89,168

Call Options	Number of Contracts	Premiums Received
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2010	6,505	$585,842
Options written	1,522	237,370
Options closed	(6,946)	(591,571)
Options expired	(392)	(84,536)
Options exercised	(689)	(147,105)
Options outstanding at September 30, 2011	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2010	5,005	$1,190,913
Options written	1,000	162,000
Options closed	(5,860)	(1,289,879)
Options expired	(145)	(63,034)
Options exercised	-	-
Options outstanding at September 30, 2011	-	$-

Call Options	Number of Contracts	Premiums Received
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2010	-	$-
Options written	700	259,700
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2011	700	$259,700

Put Options	Number of Contracts	Premiums Received
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2010	923	$157,882
Options written	1,907	326,080
Options closed	(1,080)	(184,866)
Options expired	(1,625)	(278,821)
Options exercised	-	-
Options outstanding at September 30, 2011	125	$20,275

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset.  The Portfolios may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates.  The Portfolios are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts.  Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.

Various types of swaps such as dividend and total return swaps are described below.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point.  The Portfolios gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount.  For example, if a Portfolio took a long position on a dividend index swap, the Portfolio would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios’ maximum risk of loss for dividend and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive.  The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Portfolios adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Portfolio expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude each Portfolio's ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolios’ investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolios invest to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolios invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”).  LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended September 30, 2011 are indicated in the table below:

Portfolio	Average Monthly Value	Rates
Janus Aspen Balanced Portfolio	$15,021,591	2.9400% - 6.7500%
Janus Aspen Flexible Bond Portfolio	$10,158,133	2.9400% - 6.7500%

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on a Portfolio’s performance.

Exchange-Traded Funds

The Portfolios may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Exchange-Traded Notes

The Portfolios may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Portfolio’s total returns. The Portfolios will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolios invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolios' right to redeem their investment in an ETN, which is meant to be held until maturity. The Portfolios' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Portfolios may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. The Portfolios may not experience similar performance as their assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Portfolios may be party to interfund lending agreements between the Portfolios and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Portfolios may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future.   In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Portfolio’s yield and a Portfolio’s return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio's sensitivity to interest rate changes and causing its price to decline.

Mortgage Dollar Rolls

Certain Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolios sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolios will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolios’ obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolios, maintained in a segregated account. To the extent that the Portfolios collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolios are required to purchase may decline below the agreed upon repurchase price.

Real Estate Investing
The portfolios may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase Agreements

Repurchase agreements held by a Portfolio, as applicable, are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Portfolios may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1⁄3 of their total assets as determined at the time of the loan origination. When the Portfolios lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Portfolios may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Portfolios may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolios may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolios to collateralize the loan. If the Portfolios are unable to recover a security on loan, the Portfolios may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolios.  Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Portfolios’ direction to Deutsche Bank AG (the “Lending Agent”).  The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Portfolios’ portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Portfolios did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which a Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

Certain Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2011 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$1,497,689,098	$146,139,920	$(103,369,357)	$42,770,563
Janus Aspen Enterprise Portfolio	382,036,765	131,769,613	(20,428,912)	111,340,701
Janus Aspen Flexible Bond Portfolio	461,201,158	16,545,966	(4,084,435)	12,461,531
Janus Aspen Forty Portfolio	777,827,177	168,668,546	(106,793,821)	61,874,725
Janus Aspen Global Technology Portfolio	105,308,806	7,895,202	(11,030,595)	(3,135,393)
Janus Aspen Janus Portfolio	491,950,793	66,356,986	(52,495,612)	13,861,374
Janus Aspen Moderate Allocation Portfolio(1)	282,077	138	(14,704)	(14,566)
Janus Aspen Overseas Portfolio	1,792,724,902	260,672,015	(476,016,619)	215,344,604
Janus Aspen Perkins Mid Cap Value Portfolio	113,055,824	7,826,742	(11,817,072)	(3,990,330)
Janus Aspen Worldwide Portfolio	720,473,896	34,089,069	(141,605,595)	(107,516,526)

(1) Formerly named Janus Aspen Dynamic Allocation Portfolio.

Information on the tax components of securities sold short as of September 30, 2011 is as follows:

Portfolio	Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Depreciation
Janus Aspen Global Technology Portfolio	$(4,985,511)	$703,531	$(56,709)	$646,822

Money Market Investments

Pursuant to the provisions of the 1940 Act, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.  The Portfolios are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Portfolios’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolios to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended September 30, 2011, the following Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 9/30/11
Janus Cash Liquidity Fund LLC
Janus Aspen Balanced Portfolio	$577,307,877	$(555,359,788)	$17,837	$42,065,000
Janus Aspen Enterprise Portfolio	73,565,737	(109,411,000)	17,610	10,854,466
Janus Aspen Flexible Bond Portfolio	267,827,450	(245,907,430)	5,636	27,419,787
Janus Aspen Forty Portfolio	298,665,938	(304,618,010)	28,689	19,424,954
Janus Aspen Global Technology Portfolio	51,088,134	(59,814,304)	5,140	24,000
Janus Aspen Janus Portfolio	172,421,297	(158,403,230)	9,385	19,575,000
Janus Aspen Overseas Portfolio	428,727,515	(345,473,201)	27,221	121,001,314
Janus Aspen Worldwide Portfolio	173,450,668	(194,595,384)	10,920	622,000
	$2,043,054,616	$(1,973,582,347)	$122,438	240,986,521

Affiliated Fund of Funds Transactions

Janus Aspen Moderate Allocation Portfolio may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees.  During the period ended September 30, 2011, the Portfolio had the following affiliated purchases and sales:

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/2011
Janus Aspen Moderate Allocation Portfolio(1)
INTECH Risk-Managed Growth Fund - Class I Shares	1,549	$19,780	(2)	$(24)	$(1)	$-	$18,521
INTECH Risk-Managed International Fund - Class I Shares	1,984	14,129	(3)	(18)	(2)	-	12,643
INTECH Risk-Managed Value Fund - Class I Shares	3,088	28,258	(4)	(35)	(2)	-	26,250
Janus Aspen Flexible Bond Portfolio- Institutional Shares	7,810	96,077	(9)	(112)	-	-	96,102
Janus Fund - Class I Shares	206	5,652	-	(7)	-	-	5,222
Janus Global Real Estate Fund - Class I Shares	653	5,652	(1)	(8)	(1)	-	4,987
Janus Aspen Overseas Portfolio- Institutional Shares	379	16,629	(38)	(1,678)	(162)	-	12,994
Janus International Equity Fund - Class I Shares	2,405	25,432	(3)	(33)	(3)	-	22,598
Janus Research Fund - Class I Shares	503	14,129	(1)	(18)	(1)	-	13,035
Janus Short-Term Bond Fund - Class I Shares	4,614	14,154	(5)	(17)	-	25	14,034
Janus Triton Fund - Class I Shares	350	5,652	-	(7)	-	-	5,214
Janus Twenty Fund - Class D Shares	93	5,652	-	(7)	-	-	5,170
Perkins Large Cap Value Fund - Class I Shares	2,118	27,258	(3)	(35)	(2)	-	25,557
Perkins Small Cap Value Fund - Class I Shares	251	5,652	-	(7)	(1)	-	5,182
		$284,106		$(2,006)	$(175)	$25	$267,509

(1) Formerly named Janus Aspen Dynamic Allocation Portfolio.

Valuation Inputs Summary

In accordance with FASB guidance, the Portfolios utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy.  Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy.  Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts.  The Portfolios may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.  These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance.  These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2011 to value each Portfolio's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments (if applicable).

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standards by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Portfolios adopted FASB Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”). This Update applies to the Portfolios’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers.  Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2011.

Portfolio	Transfers In Level 1 to Level 2	Transfers Out Level 2 to Level 1
Janus Aspen Balanced Portfolio	$5,668,639	$—
Janus Aspen Enterprise Portfolio	17,476,119	—
Janus Aspen Forty Portfolio	112,380,872	—
Janus Aspen Global Technology Portfolio	11,491,412	—
Janus Aspen Janus Portfolio	41,895,545	—
Janus Aspen Overseas Portfolio	1,306,361,001	—
Janus Aspen Worldwide Portfolio	210,505,884	—

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, “Improving Disclosures About Fair Value Measurements.” The Accounting Standards Update requires disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Portfolios have adopted the disclosure and are disclosing purchases and sales on a gross basis in the Level 3 roll forward accordingly.  The adoption of this Accounting Standards Update did not have any impact on each Portfolio’s financial position or the results of its operations.

Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2011 and through the date of issuance of the Portfolios’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal FinancialOfficer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)  under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures  within 90 days of the filing date of this report on Form N-Q.

(b)
There were no changes in the  registrant's  internal control over financial reporting  during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control  over  financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal  Financial  Officer,  as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the  Investment Company Act of 1940, as amended,  the  Registrant  has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:  /s/ Robin C. Beery
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series
        (Principal Executive Officer)

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended,  this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robin C. Beery
        Robin C. Beery,
        President and Chief Executive Officer of Janus Aspen Series
        (Principal Executive Officer)

Date: November 29, 2011

By:  /s/ Jesper Nergaard
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal
        Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2011